As filed with the Securities and Exchange Commission
                              on December 29, 1995


                         Securities Act File No. 33-4959
                    Investment Company Act File No. 811-6880

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D. C. 20549

           Registration Statement Under the Securities Act of 1933       [ ]

                        Pre-Effective Amendment No.                      [ ]


                        Post-Effective Amendment No. 19                  [X]


                                     and/or

   Registration Statement Under the Investment Company Act of 1940       [ ]


                              Amendment No. 21                           [X]


                        (Check appropriate box or boxes)


                                 THE ALGER FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

         75 Maiden Lane
         New York, New York                                        10038
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                         (Zip Code)

Registrant's Telephone Number, including Area Code:  212-806-8800


                               Mr. Gregory S. Duch
                           Fred Alger Management, Inc.
                                 75 Maiden Lane
                               New York, NY 10038
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                              Page 1 of ____ Pages
                           Exhibit Index at Page ____

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b), or

[ ]   on [date] pursuant to paragraph (b), or


[X]   60 days after filing pursuant to paragraph (a), or


[ ]   on [date] pursuant to paragraph (a) of Rule 485


                                ----------------



                       DECLARATION PURSUANT TO RULE 24f-2



     Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended, pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for Registrant's fiscal year ended October 31, 1995 was filed on December 28, 1995.

                                 THE ALGER FUND

                                    FORM N-1A

                              CROSS REFERENCE SHEET


Part A
Item No.                                                 Prospectus Heading
--------                                                 ------------------

1.    Cover Page.....................................    Front Cover Page

2.    Synopsis ......................................    Portfolio Expenses

3.    Condensed Financial Information ...............    Financial Highlights

4.    General Description of Registrant .............    Front Cover Page; Investment Objectives
                                                         and Policies; Investment Practices; Man-
                                                         agement of the Fund

5.    Management of the Fund ........................    Management of the Fund

6.    Capital Stock and Other Securities ............    Front Cover Page; Management of the
                                                         Fund; Dividends and Taxes

7.    Purchase of Securities Being Offered ..........    How to Buy Shares; Net Asset Value

8.    Redemption or Repurchase ......................    How to Sell Shares; How to Exchange
                                                         Shares

9.    Pending Legal Proceedings .....................    Not Applicable


Part B                                                   Heading in Statement of
Item No.                                                 Additional Information
--------                                                 ----------------------

10.   Cover Page ....................................    Front Cover Page

11.   Table of Contents .............................    Contents

12.   General Information and History ...............    Not Applicable



13.   Investment Objectives and Policies ............    Investment Objectives and Policies;
                                                         Appendix

14.   Management of the Fund ........................    Management

15.   Control Persons and Principal Holders of
        Securities ..................................    Certain Shareholders

16.   Investment Advisory and Other Services ........    Management; Custodian and Transfer
                                                         Agent; Purchases; See in the Prospectus
                                                         "Management of the Fund"

17.   Brokerage Allocation and Other Practices ......    Investment Objectives and Policies

18.   Capital Stock and Other Securities ............    Organization; See in the Prospectus "Div-
                                                         idends and Taxes" and "Management of
                                                         the Fund"

19.   Purchase, Redemption and Pricing of Secu-
       rities Being Offered .........................    Net Asset Value; Purchases; Redemp-
                                                         tions

20.   Tax Status ....................................    Taxes; See in the Prospectus "Taxes"

21.   Underwriters ..................................    Purchases

22.   Calculation of Performance Data ...............    Determination of Performance; See
                                                         in the Prospectus "Performance"

23.   Financial Statements ..........................    Financial Statements



Part C
------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
----------
                       THE  |   75 Maiden Lane
                     ALGER  |   New York, New York 10038
                      FUND  |   (800)992-FUND (992-3863)

     The Alger Fund offers interests in six Portfolios. Each Portfolio has distinct investment objectives and policies which are discussed starting on page
4. The six Portfolios are:

                         o Alger Money Market Portfolio

                         o Alger Small Capitalization Portfolio

                         o Alger  MidCap   Growth   Portfolio

                         o Alger Growth Portfolio

                         o Alger Balanced Portfolio

                         o Alger Capital Appreciation  Portfolio (formerly
                           Alger Leveraged AllCap Portfolio)


    This Prospectus, which should be retained for future reference, contains important information that you should know before investing. A Statement of
   Additional Information dated February   , 1996 containing further information
about The Alger Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting The Alger Fund at the address or phone number above.


                                TABLE OF CONTENTS

                                                 Page
                                                 ----

Portfolio Expenses.............................    ii
Financial Highlights...........................    iv
How to Buy Shares..............................     1
Special Investor Services......................     2
How to Sell Shares.............................     2
How to Exchange Shares.........................     3
Investment Objectives and Policies.............     4
Investment Practices...........................     6
Management of the Fund.........................     8
Net Asset Value................................    10
Contingent Deferred Sales Charge...............    10
Dividends and Taxes............................    11
Performance....................................    12

--------------------------------------------------------------------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
         AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
         HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECUR-
            ITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
               THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                              IS A CRIMINAL OFFENSE


                                 FEBRUARY   , 1996

--------------------------------------------------------------------------------

PORTFOLIO EXPENSES

   The Table below is designed to assist you in understanding the direct and indirect costs and expenses that you will bear as a shareholder. The Example on the next page shows the amount of expenses you would pay on a $1,000 investment in the Portfolios. These amounts assume the reinvestment of all dividends and distributions, payment of any applicable contingent deferred sales charge and payment by the Portfolios of operating expenses as shown in the Table under Annual Fund Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.



                                                  Alger                                   Alger         Small           Alger
                                                  Money       Alger         Alger        MidCap       Capitaliza-      Capital
                                                 Market     Balanced       Growth        Growth         tion         Appreciation
                                               Portfolio    Portfolio     Portfolio     Portfolio     Portfolio       Portfolio*
                                               ---------    ---------     ---------     ---------     ---------       ----------
Shareholder Transaction Expenses
Maximum Sales Load Imposed
  on Purchases..............................     None         None          None           None          None            None

Maximum Sales Load Imposed on
  Reinvested Dividends......................     None         None          None           None          None            None

Maximum Contingent Deferred
  Sales Charge (as a percentage of
  redemption proceeds)(a)...................     None         5.00%         5.00%           5.00%        5.00%           5.00%

Redemption Fees.............................     None         None          None           None          None            None

Annual Fund Operating Expenses
  (as a percentage of average net assets)

Management Fees (after expense
  reimbursements)(b)........................        0%         .75%          .75%           .80%          .85%            .85%

12b-1 Fees(c)...............................        0          .75           .75            .75           .75             .75

Other Expenses (after expense
  reimbursements)(b)(d)(e)..................      .27         1.68           .70           1.65           .58            3.93
                                                  ---        -----          ----           ----          ----            ----
Total Fund Expenses (b) (c) (d) (e).........      .27%        3.18%         2.20%          3.20%         2.18%           5.53%
                                                  ===        =====          ====           ====          ====            ====

(a) The amount of the contingent deferred sales charge will depend on the number of years since the shareholder made the purchase payment. See "Redemptions and Exchanges--Contingent Deferred Sales Charge."

(b) The investment manager is currently voluntarily waiving its management fee with respect to the Alger Money Market Portfolio. Absent this waiver, the amount of Management Fees and Total Fund Expenses would be .50% and .77%, respectively, for the Alger Money Market Portfolio.

(c) The Fund reimburses Alger Inc. for the expenses it incurs in distributing shares of each portfolio other than the Alger Money Market Portfolio at the maximum annual rate of .75% of the Portfolio's average daily net assets. Such reimbursement includes interest on the unreimbursed carryforward. Long-term shareholders paying 12b-1 fees pursuant to the Fund's plan of distribution may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc.

(d) Absent reimbursements, the amounts of Other Expenses and Total Fund Expenses would be 1.72% and 3.27%, respectively, for the Alger MidCap Growth Portfolio.

(e) Absent reimbursements, the amounts of Other Expenses and Total Fund Expenses would be 4.78% and 6.38% for the Alger Capital Appreciation
     Portfolio. Included in Other Expenses of the Alger Capital Appreciation Portfolio is 1.40% of interest expense.

* Prior to March 27, 1994, the Alger Capital Appreciation Portfolio was known as the Alger Leveraged AllCap Portfolio.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                                               Alger
                                                      Alger                         Alger      Small      Alger
                                                      Money     Alger     Alger    MidCap   Capitaliza-  Capital
                                                     Market   Balanced   Growth    Growth      tion    Appreciation
                                                    Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                                                    --------- --------- --------- ---------  ---------   ---------

Example
You would pay the  following  expenses on a
  $1,000  investment,  assuming (1) 5%  annual
  return and (2) redemption at the end of each
  time period:
One Year ........................................    $ 3       $ 82      $ 72       $ 82       $ 72        $105
Three Years......................................      9        128        99        129         98         195
Five Years.......................................     15        186       138        187        137         293
Ten Years........................................     34        348       253        350        251         539

You would  pay the  following  expenses  on the
  same  investment,  assuming  no redemption:
One Year.........................................    $ 3       $ 32      $ 22       $ 32       $ 22        $ 55
Three Years......................................      9         98        69         99         68         165
Five Years.......................................     15        166       118        167        117         273
Ten Years........................................     34        348       253        350        251         539

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

The Financial Highlights for the years ended October 31, 1990 through 1994 have been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 9, 1994 on the Fund's financial statements as of October 31, 1994 which are included in the Fund's Statement of Additional Information. The Financial Highlights should be read in conjunction with the Fund's financial statements and related notes. The Financial Highlights, with the exception of the total return information, for the two years ended October 31, 1989 and the period from November 11, 1986 (commencement of operations) to October 31, 1987 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Statement of Additional Information may be obtained from the Fund without charge.

THE ALGER FUND
MONEY MARKET PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                                           Year Ended October 31,
                                            ---------------------------------------------------------------------------------
                                              1994       1993      1992       1991     1990       1989       1988      1987*
                                              ----       ----      ----       ----     ----       ----       ----      -----
Net asset value, beginning of year.......   $1.0000    $1.0000   $1.0000    $1.0000   $1.0000    $1.0000    $1.0000   $1.0000
                                            -------    -------   -------    -------   -------    -------    -------   -------
Net investment income....................     .0374      .0304     .0424      .0671     .0844      .0927      .0732     .0541
Dividends from net investment income.....    (.0374)    (.0304)   (.0424)    (.0671)   (.0844)    (.0927)    (.0732)   (.0541)
                                            -------    -------   -------    -------   -------    -------    -------   -------
Net asset value, end of year.............   $1.0000    $1.0000   $1.0000    $1.0000   $1.0000    $1.0000    $1.0000   $1.0000
                                           ========   ========  ========   ========  ========    =======    =======    ======
Total Return ............................      3.8%       3.1%      4.3%       6.9%      8.8%    9.7%(i)    7.6%(i)    5.6%(i)
                                           ========   ========  ========   ========  ========    =======    =======    ======
Ratios and Supplemental Data:

  Net assets, end of year (000's omitted)  $163,170   $126,567  $135,288   $160,898  $143,420    $69,581    $11,509    $4,247
                                           ========   ========  ========   ========  ========    =======    =======    ======
  Ratio of expenses to average net assets      .27%       .41%      .25%       .18%      .03%       --         --        .64%
                                           ========   ========  ========   ========  ========    =======    =======    ======
  Decrease reflected in above expense
    ratios due to expense reimbursements
    and management fee waivers...........     .50%       .50%      .60%       .63%      .84%       .93%      1.73%     1.88%
                                          ========   ========  ========   ========  ========    =======    =======    ======
  Ratio of net investment income to
    average net assets...................    3.78%      3.04%     4.30%      6.76%     8.37%      9.45%      7.16%     5.82%
                                          ========   ========  ========   ========  ========    =======    =======    ======

    * From November 11, 1986 (commencement of operations) through October 31, 1987. Ratios have been annualized; total return has not been annualized.

  (i) Unaudited.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER FUND
BALANCED PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                                                         From June 1, 1992
                                                               Year Ended October 31,      (commencement
                                                               ----------------------      of operations)
                                                                  1994       1993      to October 31, 1992(i)
                                                                 ---------  ---------  ---------------------
Net asset value, beginning of year.........................      $11.18    $  9.95             $10.00
                                                                 --------   --------           --------
Net investment income (loss)...............................        (.05)      (.01)              (.12)
Net realized and unrealized gain (loss)
  on investments...........................................        (.39)      1.24                .07
                                                                 --------   --------           --------
Total from investment operations...........................        (.44)      1.23               (.05)
Distributions from net realized gains......................        (.09)       --                 --
                                                                 --------   --------           --------
Net asset value, end of year...............................      $10.65     $11.18             $ 9.95
                                                                 ========   ========           ========
Total Return (ii)..........................................       (4.0%)     12.4%              (0.5%)
                                                                 ========   ========           ========
Ratios and Supplemental Data:

  Net assets, end of year (000's omitted)..................      $ 3,073    $ 3,125            $ 1,370
                                                                 ========   ========           ========
  Ratio of expenses to average net assets..................        3.18%      3.82%              5.62%
                                                                 ========   ========           ========
  Decrease reflected in above expense ratios due
    to expense reimbursements..............................         --         .75%               .75%
                                                                 ========   ========           ========
  Ratio of net investment income (loss) to average
    net assets.............................................        (.41%)     (.97%)            (3.07%)
                                                                 ========   ========           ========
  Portfolio Turnover Rate..................................       84.88%    115.17%             17.07%
                                                                 ========   ========           ========

 (i) Ratios have been annualized; total return has not been annualized.

(ii) Does not reflect contingent deferred sales charge.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER FUND
GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period


                                                                      Year Ended October 31,
                                          -------------------------------------------------------------------------------------
                                            1994       1993       1992       1991      1990      1989       1988      1987*
                                            ----       ----       ----       ----      ----      ----       ----      -----
Net asset value, beginning of year.......  $22.29     $17.28     $17.30     $12.74    $13.27    $10.45      $9.70    $10.00
                                          -------    --------   --------    -------   -------   -------   --------   --------
Net investment income (loss).............    (.21)(iii) (.06)      (.18)(iii) (.05)     (.07)     (.14)      (.11)     (.09)
Net realized and unrealized gains
  (loss) on investments..................    1.06       5.10       1.84       5.57      (.46)     2.96        .86      (.21)
                                          -------    --------   --------    -------   -------   -------   --------   --------
Total from investment operations.........     .85       5.04       1.66       5.52      (.53)     2.82        .75      (.30)
Distributions from net realized gains....   (2.22)      (.03)     (1.68)      (.96)      --        --         --        --
                                          -------    --------   --------    -------   -------   -------   --------   --------
Net asset value, end of year.............  $20.92     $22.29     $17.28     $17.30    $12.74    $13.27     $10.45     $9.70
                                          =======    ========   ========    =======   =======   =======   ========   ========
Total Return (ii)........................    4.1%      29.2%       9.7%      45.8%     (4.0%)    27.0%(i)    7.7%(i)  (3.0%)(i)
                                          =======    ========   ========    =======   =======   =======   ========   ========
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted) $76,390     $37,988    $19,379    $10,213   $5,667    $5,463     $5,294     $5,305
                                          =======    ========   ========    =======   =======   =======   ========   ========
  Ratio of expenses to average net assets   2.20%       2.20%      2.32%      2.70%    3.09%     3.32%      3.01%      3.00%
                                          =======    ========   ========    =======   =======   =======   ========   ========
  Decrease reflected in above expense
    ratios due to expense
    reimbursements.......................     --         --         --         --        --        --        .43%       .83%
                                          =======    ========   ========    =======   =======   =======   ========   ========
  Ratio of net investment income (loss)
    to average net assets................  (1.01%)    (1.16%)    (1.07%)    (1.06%)    (.68%)    (.70%)     (.99%)    (1.08%)
                                          =======    ========   ========    =======   =======   =======   ========   ========
  Portfolio Turnover Rate................ 103.86%    108.54%     69.28%     76.06%     86.06%   106.73%    151.30%    135.50%
                                          =======    ========   ========    =======   =======   =======   ========   ========

    *From November 11, 1986  (commencement  of operations)  through  October 31,
      1987. Ratios have been annualized; total return has not been annualized.

  (i) Unaudited.

 (ii) Does not reflect contingent deferred sales charge.

(iii) Amount was computed based on average shares outstanding during the period.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER FUND
MIDCAP GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                                                          May 24, 1993
                                                                                         (commencement
                                                                      Year Ended         of operations)
                                                                   October 31, 1994  to October 31, 1993(i)
                                                                   ----------------   --------------------
Net asset value, beginning of period.............................       $12.48               $10.00
                                                                       --------             --------
Net investment (loss)............................................         (.11)                (.09)
Net realized and unrealized gain on investments..................          .68                 2.57
                                                                       --------             --------
  Total from investment operations...............................          .57                 2.48
Distribution from net realized gains.............................         (.28)                 --
                                                                       --------             --------
Net asset value, end of period...................................       $12.77               $12.48
                                                                       ========             ========
Total Return (ii)................................................         4.7%                24.8%
                                                                       ========             ========
Ratios and Supplemental Data:

  Net assets, end of period (000's omitted)......................       $18,516              $3,836
                                                                       ========             ========
  Ratio of expenses to average net assets........................         3.20%               3.73%
                                                                       ========             ========
  Decrease reflected in above expense ratio due to expense
    reimbursements...............................................          .07%               0.80%
                                                                       ========             ========
  Ratio of net investment income (loss) to average net assets....        (2.32%)             (2.86%)
                                                                       ========             ========
  Portfolio Turnover Rate........................................       127.40%              57.64%
                                                                       ========             ========

 (i) Ratios have been annualized; total return has not been annualized.

(ii) Does not reflect contingent deferred sales charge.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER FUND
SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
For a share outstanding throughout the period


                                                                       Year Ended October 31,
                                          -------------------------------------------------------------------------------------
                                            1994       1993       1992        1991      1990     1989       1988      1987*
                                            ----       ----       ----        ----      ----     ----       ----      -----
Net asset value, beginning of year.......  $25.95     $20.63     $20.91     $13.00    $17.73    $10.74      $9.00    $10.00
                                           --------  --------   --------    -------   -------   -------    ------    ------
Net investment income (loss).............    (.26)      (.24)      (.33)(iii) (.09)     (.18)(iii)(.01)      (.21)     (.18)
Net realized and unrealized gains (loss)
  on investments.........................    (.07)      5.56       1.12       8.27      (.76)     7.00       1.95      (.82)
                                           --------  --------   --------    -------   -------   -------    ------    ------
Total from investment operations.........    (.33)      5.32        .79       8.18      (.94)     6.99       1.74     (1.00)
Distributions from net realized gains....   (2.76)       --       (1.07)      (.27)    (3.79)      --         --        --
                                           --------  --------   --------    -------   -------   -------    ------    ------
Net asset value, end of year.............  $22.86     $25.95     $20.63     $20.91    $13.00    $17.73     $10.74     $9.00
                                           ========  ========   ========    =======   =======   =======    ======    ======
Total Return (ii)........................   (1.1%)     25.8%       3.4%      63.7%     (7.1%)    65.1%(i)   19.3%(i) (10.0%)(i)
                                           ========  ========   ========    =======   =======   =======    ======    ======
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)  $294,890  $300,108   $182,432    $61,273   $23,628   $11,990    $3,709    $3,190
                                           ========  ========   ========    =======   =======   =======    ======    ======
  Ratio of expenses to average net assets    2.18%      2.13%      2.17%      2.23%     2.66%     3.25%     3.01%     3.00%
                                           ========  ========   ========    =======   =======   =======    ======    ======
  Decrease reflected in above expense
   ratios due to expense reimbursements..    --         --         --         --         --        --       1.33%     1.62%
                                           ========  ========   ========    =======   =======   =======    ======    ======
  Ratio of net investment income (loss) to
    average net assets...................   (1.51%)    (1.52%)    (1.64%)    (1.37%)   (1.17%)   (1.92%)   (2.07%)   (2.02%)
                                           ========  ========   ========    =======   =======   =======   =======   =======
  Portfolio Turnover Rate................  131.86%    148.49%    121.00%    171.04%   252.66%   441.42%   228.32%   267.55%
                                           ========  ========   ========    =======   =======   =======   =======   =======

    * From November 11, 1986 (commencement of operations) through October 31, 1987. Ratios have been annualized; total return has not been annualized.

  (i) Unaudited.

 (ii) Does not reflect contingent deferred sales charge.

(iii) Amount was computed based on average shares outstanding during the period.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO (formerly Alger Leveraged AllCap Portfolio) Financial Highlights
For a share outstanding throughout the period

                                                                                           Year Ended
                                                                                        October 31, 1994
                                                                                        ----------------
Net asset value, beginning of year................................................           $10.00
                                                                                          ---------
Net investment (loss).............................................................            (0.47)
Net realized and unrealized gain on investments...................................             1.58
                                                                                          ---------
  Total from investment operations................................................             1.11
                                                                                          ---------
Net asset value, end of year......................................................           $11.11
                                                                                          =========
Total Return (i)..................................................................            11.1%
                                                                                          =========
Ratios and Supplemental Data:

  Net assets, end of year (000's omitted).........................................           $2,369
                                                                                          =========
  Ratio of expenses excluding interest to average net assets......................            4.13%
                                                                                          =========
  Ratio of expenses including interest to average net assets......................            5.53%
                                                                                          =========
  Decrease reflected in above expense ratios due to expense reimbursements........            0.85%
                                                                                          =========
  Ratio of net investment income (loss) to average net assets.....................           (5.12%)
                                                                                          =========
  Portfolio Turnover Rate.........................................................          231.99%
                                                                                          =========
  Debt outstanding at end of year.................................................         $651,000
                                                                                          =========
  Average amount of debt outstanding during the year..............................         $406,864
                                                                                          =========
  Average daily number of shares outstanding during the year......................          191,676
                                                                                          =========
  Average amount of debt per share during the year................................            $2.12
                                                                                          =========

 (i) Does not reflect contingent deferred sales charge.

--------------------------------------------------------------------------------

                                HOW TO BUY SHARES

In General

   You can buy shares of The Alger Fund (the "Fund") in any of the following ways: through the Fund's transfer agent; through a broker, dealer or financial institution who has a sales agreement with Fred Alger & Company, Incorporated ("Alger Inc."), the Fund's distributor; or automatically from your bank account through an Automatic Investment Plan. There is no minimum investment requirement except for purchases through the Telepurchase Privilege. The Fund or the transfer agent may reject any purchase order.

Purchases Through the Transfer Agent

   You can buy shares through Alger Shareholder Services, Inc., the Fund's transfer agent, by filling out the New Account Application and returning it with a check drawn on a U.S. bank to Alger Shareholder Services, Inc. at 30 Montgomery Street, Box 2001, Jersey City, NJ 07302. You can also purchase shares by wire transfer according to the instructions below.

   Purchases for the Alger Money Market Portfolio will be processed at the net asset value calculated after your order is received and accepted. If your purchase is made by wire and is received by 12:00 noon Eastern time, your account will be credited and begin earning dividends on the day of receipt. If your wire purchase is received after 12:00 noon Eastern time, it will be credited and begin earning dividends the next business day. Exchanges are credited the day the request is received by mail or telephone, and begin earning dividends the next business day. If your purchase is made by check, and received by the close of business of the New York Stock Exchange (normally 4:00 p.m. Eastern time), it will be credited and begin earning dividends the next business day. You will be charged $10.00 for any check returned by your bank.

   Purchases for the other Portfolios will be processed at the next net asset value calculated for each Portfolio after your order is received and accepted. If your purchase is made by check, wire or exchange and is received by the close of business of the New York Stock Exchange (normally 4:00 p.m. Eastern time), your account will be credited on the day of receipt. If your purchase is received after such time, it will be credited the next business day. Third-party checks will not be honored except in the case of employer sponsored retirement plans.

Wire Transfers

   Investors establishing new accounts by wire transfer should forward their completed New Account Applications to the Transfer Agent, stating that the account was established by wire transfer and the date and amount of the transfer. Further information regarding wire transfers is available by calling
(800) 992-3863.

   The following information should be included in wire transfers to Fund accounts:

   1. Nat West NJ/CUST/021200339
   2. For Account 011313045 A/C Alger/NAME OF PORTFOLIO
   3. Security Code (see below)--Account Number (if new account indicate such)
   4. Name of Account
   5. Social Security or Taxpayer Indentification Number

   Security Codes:
   07--Alger Money Market Portfolio
   11--Alger Small Capitalization Portfolio
   12--Alger Growth Portfolio
   14--Alger Balanced Portfolio
   15--Alger MidCap Growth Portfolio
   16--Alger Capital Appreciation Portfolio

   Example:

                           Nat West NJ/CUST/021200339
                            For Account 011313045 A/C
                          Alger/Money Market Portfolio
                         07-123456789 or 07-New Account
                                 John & Jane Doe
                                   123-45-6789

Purchases Through Brokers

   You can buy shares of the Portfolios through brokers who have signed sales agreements with Alger Inc. These brokers may purchase shares of the Portfolios on a five day settlement basis (three day settlement beginning in June 1995) through the National Securities Clearing Corporation Fund/SERV system.

Purchases Through Processing Organizations

   You can buy shares through a "Processing Organization", which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Processing Organizations may impose charges and restrictions in addition to or different from those applicable if you invest with the Fund directly. Therefore, you should read the materials provided by the Processing Organization in conjunction with this Prospectus. Certain Processing Organizations may receive compensation from the Fund, Alger Inc., or any of its affiliates.

                            SPECIAL INVESTOR SERVICES

Telepurchase Privilege

   You can purchase Fund shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or sending an Additional Services Form to the transfer agent. Your funds will be transferred from your designated bank account to your Fund account normally within two business days. To use this service, your bank must be a member of the Automated Clearing House.

Automatic Investment Plan

   The Fund offers an Automatic Investment Plan which permits you to make regular transfers to your Fund account from your bank account on the last business day of every month. Your bank must be a member of the Automated Clearing House.

Automatic Exchange Plan

   The Fund also offers an Automatic Exchange Plan which permits you to exchange a specified amount from your Alger Money Market Portfolio account into one or all of the other Portfolios on or about the fifteenth day of the month.

   For more information on any of the services discussed above, please call the Fund toll-free at (800) 992-3863.

Retirement Plans

   Shares of the Portfolios are available as an investment for your retirement plans, including IRAs, Keogh Plans, corporate pension and profit-sharing plans, Simplified Employee Pension IRAs, 401(k) Plans and 403(b) Plans. Please call the Fund at (800) 992-3863 to receive the appropriate documents which contain important information and applications.

                               HOW TO SELL SHARES

   You can sell (redeem) some or all of your shares on any business day. Your shares will be sold at the next net asset value calculated after your redemption request is received and accepted by the transfer agent and your payment will be made by check within seven days. A contingent deferred sales charge may be charged on certain redemptions. See "Contingent Deferred Sales Charge" for details. Redemptions may be suspended and payments delayed under certain emergency circumstances as determined by the Securities and Exchange Commission. The Fund's transfer agent will reject any redemption request made within 15 days after receipt of the purchase check order against which such redemption is requested. You can sell your shares in any of the following ways: by mail, by telephone, by check or through your broker.

Selling Shares by Mail

   You should send a letter of instruction to the transfer agent that includes your name, account number, Portfolio name, the number of shares or dollar amount and where you want the money to be sent. The letter must be signed by all authorized signers and, if the redemption is for more than $5,000 or if the proceeds are to be sent to an address other than the address of record, the signature must be guaranteed. The transfer agent will accept a signature guarantee by the following financial institutions: a U.S. bank, trust company, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, credit union which is authorized to provide signature guarantees, national securities exchange, registered securities association or clearing agency.

Selling Shares by Telephone

   If you wish to use this service, you should mark the appropriate box on the New Account Application or send a written request with a guaranteed signature. To sell shares by telephone, please call (800) 992-3863. If your redemption request is received before 12:00 noon Eastern time for the Alger Money Market Portfolio, your redemption proceeds will be wired the same day. Redemption requests for Portfolios other than the Alger Money Market Portfolio and requests received after 12:00 noon for the Alger Money Market Portfolio will be paid on the next business day. If your proceeds are less than $2,500, they will be mailed to your address of record. If the proceeds are more than $2,500 they will be mailed to your address of record or wired to your designated bank account. This service is not available within 90 days of changing your address or bank account of record. Redemption requests made before 12:00 noon Eastern time for the Alger Money Market Portfolio will not receive a dividend for that day.

   The Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

   You may use the TeleRedemption Service to transfer funds (minimum $500, maximum $50,000) between your Fund account and your designated bank account. Your bank must be a member of the Automated Clearing House. Redemption proceeds will be transferred to your bank account, generally within two business days after your redemption request is received. Although the Fund is authorized to charge a fee of $17.00 for each wire redemption, it does not currently intend to do so. Shares held in any Alger retirement plan and shares issued in certificate form are not eligible for this service.

Selling Shares by Check (Alger Money
Market Portfolio Only)


   You may redeem shares in your Alger Money Market Portfolio account by writing a check for at least $500. Dividends are earned until the check clears. If you mark the appropriate box on the New Account Application and sign the signature card, the Fund will send you redemption checks. There is no charge for the first five checks you write. You will be charged $2.50 for each additional check you write.


   Your redemption may be reduced by any applicable contingent deferred sales charge as described below. If your account is not adequate to cover the amount of your check and any applicable contingent deferred sales charge, the check will be returned marked insufficient funds. As a result, checks should not be used to close an account.

Systematic Withdrawal Plan

   If your account is $10,000 or more in any Portfolio, you can establish a Systematic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly or annual basis, without payment of the contingent deferred sales charge. The maximum monthly withdrawal is one percent of the current account value in the Portfolio at the time you begin participation in the Plan.

Redemption in Kind

   Under unusual circumstances, shares of a Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.

                             HOW TO EXCHANGE SHARES

   If you want to authorize exchanges by telephone, you should mark the appropriate box on the New Account Application. Shares of one Portfolio may be exchanged for shares of another Portfolio at net asset value per share at the time of the exchange. No contingent deferred sales charge is assessed in connection with exchanges. For tax purposes, an exchange of shares is treated as a sale of the shares exchanged and, therefore, you may realize a taxable gain or loss when you exchange shares. Shares exchanged prior to the close of business of the New York Stock Exchange (normally 4:00 p.m. Eastern time) from the Alger Money Market Portfolio to any other Portfolio will receive dividends from the Alger Money Market Portfolio for the day of the exchange. Shares of the Alger Money Market Portfolio received in exchange for shares of any other Portfolio will earn dividends beginning on the next business day after the exchange.

   You may make up to six exchanges annually by telephone or in writing. The Fund may charge a $5.00 transaction fee for each exchange, although it does not intend to do so at present. You will be notified at least 60 days in advance if the Fund decides to impose this fee. The Fund reserves the right to terminate or modify the exchange privilege upon notice to shareholders.

                              INVESTMENT OBJECTIVES
                                  AND POLICIES

   The investment objectives and restrictions summarized below are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that any Portfolio's objectives will be achieved.

   As a matter of fundamental policy, no Portfolio will: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company; (3) invest more than 10% (15% for the Alger Capital Appreciation Portfolio) of its net assets in securities that are not readily marketable and in repurchase agreements with maturities of more than seven days; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities and, with respect to the Alger Money Market Portfolio, bank and thrift obligations; (5) borrow money or pledge its assets, except for temporary or emergency purposes, in an amount not exceeding 10% of its total assets; except that the Alger Capital Appreciation Portfolio may borrow for investment purposes. The Statement of Additional Information contains additional investment restrictions as well as additional information on the Portfolios' investment practices.

   In order to permit sales of shares in certain jurisdictions, the Fund may commit to policies more restrictive than those stated above, and the Fund may terminate any such commitment by discontinuing sales of shares in the applicable jurisdiction.

Alger Money Market Portfolio

   The investment objective of the Portfolio is to earn high current income consistent with preservation of principal and maintenance of liquidity. The Portfolio may invest in "money market" instruments including, certificates of deposit, time deposits and bankers' acceptances; U.S. Government securities; corporate bonds having less than 397 days remaining to maturity; and commercial paper, including variable rate master demand notes. The Portfolio may also enter into repurchase agreements, reverse repurchase agreements and firm commitment agreements. The Statement of Additional Information contains more information on these instruments.

   The Portfolio will invest at least 95% of its total assets in money market securities which are rated within the highest credit category assigned by at least two established rating agencies (or one rating agency if the security is rated by only one) and will only invest in money market securities rated at the time of purchase within the two highest credit categories or, if not rated of equivalent investment quality as determined by Fred Alger Management, Inc. ("Alger Management"), the Fund's investment manager. Alger Management subjects all securities eligible for investment to its own credit analysis and considers all securities purchased by the Portfolio to present minimal credit risks.

   The Portfolio has a policy of maintaining a stable net asset value of $1.00. This policy has been maintained since its inception; however, the $1.00 price is not guaranteed or insured, nor is its yield fixed. The Portfolio generally purchases securities which mature in 13 months or less. The average maturity of the Portfolio will not be greater than 90 days. A discussion of rating agencies is included in the Appendix to the Statement of Additional Information.

Alger Balanced Portfolio

   The investment objective of the Portfolio is current income and long-term capital appreciation. The Portfolio intends to invest based on combined considerations of risk, income, capital appreciation and protection of capital value. Normally, it will invest in common stocks and investment grade fixed income securities (preferred stock and debt securities), as well as securities convertible into common stocks. Except during temporary defensive periods, the Portfolio will maintain at least 25% of its net assets in fixed income (senior) securities. With respect to debt securities, the Portfolio will invest only in instruments which are rated in one of the four highest rating categories by any established rating agency, or if not rated, which are determined by Alger Management to be of comparable quality to instruments so rated.

   The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

Alger Growth Portfolio

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization--present market value per share multiplied by the total number of shares outstanding--of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

Alger MidCap Growth Portfolio


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. At the date of this Prospectus, the range of market capitalization of these companies was $_____ million to $_____ billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


Alger Small Capitalization Portfolio


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, updated quarterly. The Russell 2000 Growth Index is designed to track the performance of small capitalization companies. At the date of this Prospectus, the range of market capitalization of these companies was $_____ million to $_____ billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the Russell 2000 Growth Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


Alger Capital Appreciation Portfolio

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.

   The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money (leverage) for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities. See "Investment Practices."

In General

   The Alger Small Capitalization Portfolio, Alger MidCap Growth Portfolio, Alger Growth Portfolio, Alger Capital Appreciation Portfolio, and the equity portion of Alger Balanced Portfolio seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives, they may hold up to 15 percent of their net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which the Alger Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in developmental stage companies by the Alger MidCap Growth Portfolio, the Alger Growth Portfolio and the Alger Capital Appreciation Portfolio.

                              INVESTMENT PRACTICES

   The Portfolios may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolios.

Repurchase Agreements

   In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

Illiquid and Restricted Securities

   Under the policies and procedures established by the Fund's Board of Trustees, Alger Management determines the liquidity of the Portfolios' investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. Each Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. The Fund will limit its purchases of these securities to those which Alger Management, under the supervision of the Fund's Board of Trustees, determines to be liquid. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

Lending of Portfolio Securities

   In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Foreign Securities

   Each Portfolio other than the Alger Money Market Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   Each Portfolio may purchase American Depositary Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers that are not included in the 20% foreign securities limitation. ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs.

Leverage Through Borrowing

   The Alger Capital Appreciation Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Options

   The Alger Capital Appreciation Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio. The Portfolio may write covered call options only if the Portfolio owns the securities on which the call is written or owns securities which are exchangeable or convertible into such securities. Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes. The Portfolio may purchase and sell put and call options on stock indexes in order to increase its gross income or to hedge its portfolio against price fluctuations.

   The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additional discussion of these risks and techniques is included in the Statement of Additional Information.

Stock Index Futures and Options on
Stock Index Futures

   The Alger Capital Appreciation Portfolio may purchase and sell stock index futures contracts and options on stock index futures contracts. These investments may be made only for hedging, not speculative, purposes. Hedging transactions are made to reduce the risk of price fluctuations.

   There can be no assurance of the Portfolio's successful use of stock index futures as a hedging device. If Alger Management uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

Portfolio Turnover

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Higher levels of portfolio activity generally result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Portfolio's shareholders.

                             MANAGEMENT OF THE FUND

Organization

   The Fund was organized on March 20, 1986 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Portfolios.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

Board of Trustees

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

Investment Manager

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that Alger Inc. will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter portfolio transactions, subject to the requirements of best price and execution. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolios and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.


   Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 1995, had approximately $ billion under management, $ billion in mutual fund accounts and $ billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries. As of January 31, 1996, those persons and companies may also be deemed to control the Alger Capital Appreciation Portfolio and the Alger Balanced Portfolio.


Portfolio Managers

   David D. Alger, President of Alger Management, is primarily responsible for the day-to-day management of the Portfolios of the Fund. He has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995 and he serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management. Steven R. Thumm serves as co-manager of the Alger Balanced Portfolio. He has been employed by Alger Management as a fixed income analyst since 1991 and prior to that he was employed by Marine Midland Bank as Assistant Vice President. Also participating in the management of the Fund's Portfolios are Ronald Tartaro and Seilai Khoo. Mr. Tartaro has been employed by Alger Management since 1990 and he serves as a senior research analyst. Prior to 1990, he was a member of the technical staff at AT&T Bell Laboratories. Ms. Khoo has been employed by Alger Management since 1989 and she serves as a senior research analyst.

   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.


Fees and Expenses

   Each Portfolio pays Alger Management a management fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Portfolio's average daily net assets, as follows: Alger Money Market Portfolio-.50%; Alger Small Capitalization Portfolio and Alger Capital Appreciation Portfolio-.85%; Alger MidCap Growth Portfolio-.80%; Alger Growth Portfolio and Alger Balanced Portfolio-.75%. The management fees paid by the Alger Small Capitalization Portfolio, the Alger MidCap Growth Portfolio, the Alger Growth Portfolio, the Alger Balanced Portfolio and the Alger Capital
Appreciation Portfolio are higher than those paid by most other investment companies.

   Each Portfolio pays other expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. More information about each Portfolio's investment management agreement and other expenses paid by the Portfolios is included in the Statement of Additional Information.

   The Statement of Additional Information contains information about the Fund's brokerage policies and practices.

Distributor

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

Transfer Agent

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund. Certain record-keeping services that would otherwise be performed by Alger Shareholder Services, Inc. may be performed by other entities providing similar services to their customers who invest in the

Portfolios. The Fund, Alger Shareholder Services, Inc., Alger Inc. or any of its affiliates may elect to enter into a contract to pay them for such services.

Distribution Plan

   The Fund has adopted an Amended and Restated Distribution Plan (the "Plan") under which each Portfolio other than the Alger Money Market Portfolio may reimburse Alger Inc. for the expenses it incurs in promoting sales of that Portfolio's shares--at a maximum annual rate of .75% of its average daily net assets. This fee is known as an "asset-based sales charge" and allows investors to buy shares without a front end sales charge while allowing Alger Inc. to compensate dealers that sell shares of the Portfolios. Alger Inc. pays sales commissions of 4.00% of the amount invested to dealers from its own resources at the time of sale. Alger Inc. retains the asset-based sales charge to recoup the sales commissions and other sales related expenses its pays. Any contingent deferred sales charges received by Alger Inc. will reduce the amount to be reimbursed under the Plan. Any excess distribution expenses may be carried forward, with interest, and reimbursed in future years.

Shareholder Servicing Agreement

   The Fund pays Alger Inc. a shareholder servicing fee of .25% of the average daily net assets of each Portfolio other than the Alger Money Market Portfolio for ongoing service and maintenance of shareholder accounts. Alger Inc. will compensate dealers from this fee who provide personal service and maintenance of customer accounts.

                                 NET ASSET VALUE

   The price of one share of a Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of each Portfolio is calculated on each day the New York Stock Exchange is open as of the close of business (normally 4:00 p.m. Eastern time) or, for the Alger Money Market Portfolio, as of 12:00 noon Eastern time.

                               CONTINGENT DEFERRED
                                  SALES CHARGE

   There is no initial sales charge on purchases of shares of any Portfolio, but a contingent deferred sales charge may be charged on certain redemptions. The charge is imposed on any redemption that causes the current value of your account in any Portfolio other than the Alger Money Market Portfolio to fall below the amount of purchase payments made during a six-year holding period. There is no charge on redemptions of (i) shares that represent appreciation on your original investment, or (ii) shares purchased through reinvestment of dividends and capital gains. No charge is imposed on the redemption of shares of the Alger Money Market Portfolio, except for redemption of shares acquired in exchange for shares of the other Portfolios. The amount of the charge is based on the length of time shares are held, according to the following table:

                                       Contingent
                                        Deferred
        Years Share Were Held            Charge
 ----------------------------------    ----------
Less than one........................      5%
One but less than two................      4%
Two but less than three..............      3%
Three but less than four.............      2%
Four but less than five..............      2%
Five but less than six...............      1%
Six and greater......................      0%

   For purposes of the charge, it is assumed that the shares of the Portfolio from which the redemption is made are the shares of that Portfolio held the longest and which result in the lowest charge.

Exchanges

   No contingent deferred sales charge is assessed in connection with exchanges. Because the charge is applied on the basis of the net asset value of your account on a Portfolio by Portfolio rather than a Fund-wide basis, the amount of the charge in a particular instance may be affected by the choice of Portfolio(s) for the redemption and whether there have been any exchanges among those Portfolios. Consequently, you should consider the advisability of exchanging shares of one Portfolio for shares of another Portfolio prior to redeeming shares if the exchange would reduce the charge applicable to the redemption.

   Redemptions of shares of each of the Portfolios are deemed to be made first from amounts, if any, to which the charge does not apply. Since no charge is imposed on shares purchased and retained in the Alger Money Market Portfolio, you may wish to consider redeeming those shares, if any, before redeeming shares of the other Portfolios. The exchange privilege may be modified or terminated at any time upon notice to shareholders. Please see the Statement of Additional Information for examples of how the contingent deferred sales charge is calculated when shares are exchanged.

Waivers of the Charge

   The contingent deferred sales charge is waived on Systematic Withdrawal Plan payments and on redemptions of shares in connection with certain post-retirement withdrawals from an IRA or other retirement plan or following the death or disability of a shareholder. A shareholder who has redeemed may reinvest all or part of the redemption proceeds within 30 days and receive a pro rata credit for any charge imposed. This privilege may be exercised only once by a shareholder. Reinvestment will not alter any tax payable on the redemption and a loss may not be allowed for tax purposes.

   In addition, no contingent deferred sales charge is imposed on (1) redemptions by (i) employees of Alger Inc. and its affiliates, (ii) IRAs, Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) redemptions by
(i) accounts managed by investment advisory affiliates of Alger Inc. that are registered under the Investment Advisers Act of 1940, as amended, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh
Plans and employee benefit plans for those employees, participants and beneficiaries and (iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) redemptions by directors or trustees of any investment company for which Alger Inc. or any of its affiliates serves as investment adviser or distributor; (4) redemptions of shares held through defined contribution plans; (5) redemptions by an investment company registered under the Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) redemptions by registered investment advisers, banks, trust companies and other financial institutions exercising discretionary authority with respect to the money invested in Fund shares; (7) redemptions by registered investment advisers for their own accounts; (8) redemptions of shares purchased by a Processing Organization, as shareholder of record, on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the Processing Organization, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; and (9) redemptions of shares purchased by registered representatives of broker-dealers which have entered into Selected Dealer Agreements with Alger Inc., and their spouses, children, siblings and parents. Investors purchasing shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares subject to a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.

                               DIVIDENDS AND TAXES

Dividends

   Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested on the payment date in additional shares of the Portfolio that paid the dividend or distribution at net asset value, unless you elected on the New Account Application to have all dividends and distributions paid in cash. Shares of the Portfolios purchased through reinvestment of dividends and distributions are not subject to the contingent deferred sales charge. Dividends of the Alger Money Market Portfolio are declared daily and paid monthly and those of the other Portfolios are declared and paid annually. Distributions of any net realized short-term and long-term capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned.

Taxes

   Each Portfolio intends to qualify and elect to be treated each year as a "regulated investment company" for federal income tax purposes. A regulated investment company is not subject to regular income tax on any income or capital gains distributed to its shareholders if it, among other things, distributes at least 90 percent of its investment company taxable income to them within applicable time periods. Each Portfolio is treated as a separate taxable entity, with the result that taxable dividends and distributions from a Portfolio reflect only the income and gains, net of losses, of that Portfolio.

   For federal income tax purposes dividends and distributions from a Portfolio are taxable to you whether paid in cash or reinvested in additional shares. You may also be liable for tax on any gain realized upon the redemption or exchange of shares in the Portfolios.

   Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax adviser to assess the federal, state and local tax consequences of investing in each Portfolio. This discussion is not intended to address the tax consequences of an investment by a nonresident alien.

                                   PERFORMANCE

   The Portfolios advertise different types of yield and total return performance. All performance figures are based on historical earnings and are not intended to indicate future performance. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund.

   The Alger Money Market Portfolio may advertise its "yield" and "effective yield." The "yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a particular base period. This income is then "annualized." That is, the amount of income generated by the investment during the period is assumed to be generated over a 52 week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect on this assumed reinvestment.

   Each of the Portfolios other than the Alger Money Market Portfolio may also include quotations of their "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5, and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be calculated either with or without the effect of the contingent deferred sales charge to which the Portfolio's shares are subject and may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The Statement of Additional Information further describes the method used to determine the yields and total return figures. Current yield and/or total return quotations may be obtained by contacting the Fund.

   No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information or the Fund's official sales literature in connection with the offering of the Fund's shares, and if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not be lawfully made.

                                   ----------

Investment Manager:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

Distributor:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

Transfer Agent:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

Auditors:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

                                   THE |
                                 ALGER | Meeting the challange
                                  FUND | of investment




                          Alger Money Market Portfolio

                            Alger Balanced Portfolio

                             Alger Growth Portfolio

                          Alger MidCap Growth Portfolio

                      Alger Small Capitalization Portfolio

                      Alger Capital Appreciation Portfolio





                            PROSPECTUS| February  , 1996


AS145

PROSPECTUS
----------
                 THE| 75 Maiden Lane
               ALGER| New York, New York 10038
                FUND| (800) 992-FUND (992-3863)

                      ALGER SMALL CAPITALIZATION PORTFOLIO
================================================================================

   The Alger Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers interest in six portfolios. This Prospectus sets forth information about the Alger Small Capitalization Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of less than $1 billion.

     Shares of the Portfolio are not deposits or obligations of, or guaranteed or endorsed by any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


     This Prospectus, which should be retained for future reference, contains important information that you should know before investing. A Statement of Additional Information dated February ,1996 containing further information about all the portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.


          FRED ALGER|                                 FRED ALGER|
         MANAGEMENT,| Investment Manager              & COMPANY,|Distributor
                INC.|                               INCORPORATED|

--------------------------------------------------------------------------------
         THESE SECURITIES HAVE NOT BEEN APPPROVED OR DISAPPROVED BY THE
             SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURI-
               TIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
                  COMMISSION OR ANY STATE SECURITIES COMMISSION
                  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                      PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE

--------------------------------------------------------------------------------

                                 February   , 1996

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

                                                 Page
                                                -----

Portfolio Expenses.............................   iii
Financial Highlights...........................    iv
How to Buy Shares..............................     1
Special Investor Services......................     1
How to Sell Shares.............................     2
How to Exchange Shares.........................     3
Investment Objectives and Policies.............     3
Investment Practices...........................     4
Management of the Fund.........................     5
Net Asset Value................................     7
Contingent Deferred Sales Charge...............     7
Dividends and Taxes............................     8
Performance....................................     9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Portfolio Expenses

   The Table below is designed to assist you in understanding the direct and indirect costs and expenses that you will bear as a shareholder. The Example accompanying the Table shows the amount of expenses you would pay on a $1,000 investment in the Portfolio. These amounts assume the reinvestment of all dividends and distributions, payment of any applicable contingent deferred sales charge and payment by the Portfolio of operating expenses as shown in the Table under Annual Portfolio Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.

Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases..........................      None

Maximum Sales Load Imposed on Reinvested Dividends...............      None

Maximum Contingent Deferred Sales Charge
 (as a percentage of redemption proceeds)(a).....................      5.00%

Redemption Fees..................................................      None

Annual Portfolio Operating Expenses (as a percentage of average net assets)

Management Fees (after expense reimbursements)...................       .85%

12b-1 Fees(b)....................................................       .75

Other Expenses (after expense reimbursements)....................       .58
                                                                       ----

Total Portfolio Operating Expenses
 (after expense reimbursements)(b)...............................      2.18%
                                                                       ====

(a) The amount of the contingent deferred sales charge will depend on the number of years since the shareholder made the purchase payment. See "Redemptions and Exchanges--Contingent Deferred Sales Charge."

(b) The Fund reimburses Alger Inc. for the expenses it incurs in distributing shares of the Portfolio at the maximum annual rate of .75% of the Portfolio's average daily net assets. Includes interest on the unreimbursed carryforward. Long-term shareholders paying 12b-1 fees pursuant to the Fund's plan of distribution may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc.

Example

You would pay the  following  expenses on a $1,000  investment,  assuming
 (1) 5% annual return and (2) redemption at the end of each time period:

One Year ........................................................      $ 72
Three Years......................................................        98
Five Years.......................................................       137
Ten Years........................................................       251

You would pay the following expenses on the same investment, assuming no redemption:

One Year.........................................................     $ 22
Three Years......................................................       68
Five Years.......................................................      117
Ten Years........................................................      251

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

The Financial Highlights for the years ended October 31, 1990 through 1994 have been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 9, 1994 on the Fund's financial statements as of October 31, 1994 which are included in the Fund's Statement of Additional Information. The Financial Highlights should be read in conjunction with the Fund's financial statements and related notes. The Financial Highlights, with the exception of the total return information, for the two years ended October 31, 1989 and the period from November 11, 1986 (commencement of operations) to October 31, 1987 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Statement of Additional Information may be obtained from the Fund without charge.

THE ALGER FUND
SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                                      Year Ended October 31,
                                         ---------------------------------------------------------------------------------------
                                            1994      1993        1992         1991      1990       1989        1988       1987*
                                            -----     -----       -----        -----     -----      -----       -----      -----
Net asset value, beginning of year.......  $25.95     $20.63     $20.91       $13.00    $17.73     $10.74       $9.00     $10.00
                                          -------   --------   --------      -------   -------    -------    --------  ---------
Net investment income (loss).............   (.26)      (.24)      (.33)(iii)   (.09)     (.18)(iii) (.01)       (.21)      (.18)
Net realized and unrealized gains (loss)
  on investments.........................   (.07)      5.56       1.12         8.27      (.76)      7.00        1.95       (.82)
                                          -------   --------   --------      -------   -------    -------    --------  ---------
Total from investment operations.........   (.33)       5.32        .79         8.18     (.94)       6.99        1.74     (1.00)
Distributions from net realized gains....  (2.76)       --       (1.07)        (.27)    (3.79)       --         --         --
                                          -------   --------   --------      -------   -------    -------    --------  ---------
Net asset value, end of year.............  $22.86     $25.95     $20.63       $20.91    $13.00     $17.73      $10.74      $9.00
                                          =======   ========   ========      =======   =======    =======    ========  =========
Total Return (ii)........................  (1.1%)     25.8%       3.4%        63.7%     (7.1%)    65.1%(i)   19.3%(i)  (10.0%)(i)
                                          =======   ========   ========      =======   =======    =======    ========  =========
Ratios and Supplemental Data:

  Net assets, end of year (000's omitted) $294,890   $300,108   $182,432     $61,273   $23,628    $11,990      $3,709     $3,190
                                          ========   ========   ========     =======   =======    =======     ========  ========
  Ratio of expenses to average net assets    2.18%      2.13%      2.17%       2.23%     2.66%      3.25%        3.01%     3.00%
                                          ========   ========   ========     =======   =======    =======     ========  ========
  Decrease reflected in above expense

  ratios due to expense reimbursements...    --         --         --          --        --         --           1.33%     1.62%
                                          ========   ========   ========     =======   =======    =======     ========  ========
  Ratio of net investment income (loss) to

    average net assets...................   (1.51%)    (1.52%)    (1.64%)     (1.37%)   (1.17%)    (1.92%)      (2.07%)   (2.02%)
                                          ========   ========   ========     =======   =======    =======     ========  ========
  Portfolio Turnover Rate................  131.86%    148.49%    121.00%     171.04%   252.66%    441.42%      228.32%   267.55%
                                          ========   ========   ========     =======   =======    =======     ========  ========

    * From November 11, 1986 (commencement of operations) through October 31, 1987. Ratios have been annualized; total return has not been annualized.

  (i) Unaudited.

 (ii) Does not reflect contingent deferred sales charge.

(iii) Amount was computed based on average shares outstanding during the period.

--------------------------------------------------------------------------------

                               HOW TO BUY SHARES

In General

   You can buy shares of the Alger Small Capitalization Portfolio (the "Portfolio") in any of the following ways: through the Fund's transfer agent; through a broker, dealer or financial institution who has a sales agreement with Fred Alger & Company, Incorporated ("Alger Inc."), the Fund's distributor; or automatically from your bank account through an Automatic Investment Plan. There is no minimum investment requirement except for purchases through the Telepurchase Privilege. The Fund or the transfer agent may reject any purchase order.

Purchases Through the Transfer Agent

   You can buy shares through Alger Shareholder Services, Inc., the Fund's transfer agent, by filling out the New Account Application and returning it with a check drawn on a U.S. bank to Alger Shareholder Services, Inc. at 30 Montgomery Street, Box 2001, Jersey City, NJ 07302. You can also purchase shares by wire transfer according to the instructions below.

   Purchases will be processed at the next net asset value calculated after your order is received and accepted. If your purchase is made by check, wire or exchange and is received by the close of business of the New York Stock Exchange (normally 4:00 p.m. Eastern time), your account will be credited on the day of receipt. If your purchase is received after such time, it will be credited the next business day. Third-party checks will not be honored except in the case of employer sponsored retirement plans.

Wire Transfers

   Investors establishing new accounts by wire transfer should forward their completed New Account Applications to the Transfer Agent, stating that the account was established by wire transfer and the date and amount of the transfer. Further information regarding wire transfers is available by calling
(800) 992-3863.

   The following information should be included in wire transfers to Fund accounts:

   1. Nat West NJ/CUST/021200339

   2. For Account 011313045 A/C Alger/Small Capitalization Portfolio

   3. 11--Account Number (if new account indicate such)

   4. Name of Account

   5. Social Security or Taxpayer Indentification Number

   Example:
                           Nat West NJ/CUST/021200339
                            For Account 011313045 A/C
                      Alger/Small Capitalization Portfolio
                         11-123456789 or 07-New Account
                                 John & Jane Doe
                                   123-45-6789

Purchases Through Brokers

   You can buy shares through brokers who have signed sales agreements with Alger Inc. These brokers may purchase shares of the Portfolio on a five day settlement basis (three day settlement beginning in June 1995) through the National Securities Clearing Corporation Fund/SERV system. Purchases Through Processing Organizations

   You can buy shares through a "Processing Organization", which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Processing Organizations may impose charges and restrictions in addition to or different from those applicable if you invest with the Fund directly. Therefore, you should read the materials provided by the Processing Organization in conjunction with this Prospectus. Certain Processing Organizations may receive compensation from the Fund, Alger Inc., or any of its affiliates.

                            SPECIAL INVESTOR SERVICES

Telepurchase Privilege

   You can purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or sending an Additional Services Form to the transfer agent. Your funds will be transferred from your designated bank account to your account normally within two business days. To use this service, your bank must be a member of the Automated Clearing House.

Automatic Investment Plan

   The Fund offers an Automatic Investment Plan which permits you to make regular transfers to your Portfolio account from your bank account on the last business day of every month. Your bank must be a member of the Automated Clearing House.

Automatic Exchange Plan

   The Fund also offers an Automatic Exchange Plan which permits you to exchange a specified amount from your Alger Money Market Portfolio account into the Portfolio on or about the fifteenth day of the month.

   For more information on any of the services discussed above, please call the Fund toll-free at (800) 992-3863.

Retirement Plans

   Shares of the Portfolio are available as an investment for your retirement plans, including IRAs, Keogh Plans, corporate pension and profit-sharing plans, Simplified Employee Pension IRAs, 401(k) Plans and 403(b) Plans. Please call the Fund at (800) 992-3863 to receive the appropriate documents which contain important information and applications.

                               HOW TO SELL SHARES

   You can sell (redeem) some or all of your shares on any business day. Your shares will be sold at the next net asset value calculated after your redemption request is received and accepted by the transfer agent and your payment will be made by check within seven days. A contingent deferred sales charge may be charged on certain redemptions. See "Contingent Deferred Sales Charge" for details. Redemptions may be suspended and payments delayed under certain emergency circumstances as determined by the Securities and Exchange Commission. The Fund's transfer agent will reject any redemption request made within 15 days after receipt of the purchase check order against which such redemption is requested. You can sell your shares in any of the following ways: by mail, by telephone, by check or through your broker.

Selling Shares by Mail

   You should send a letter of instruction to the transfer agent that includes your name, account number, Portfolio name, the number of shares or dollar amount and where you want the money to be sent. The letter must be signed by all authorized signers and, if the redemption is for more than $5,000, or if the proceeds are to be sent to an address other than the address of record, the signature must be guaranteed. The transfer agent will accept a signature guarantee by the following financial institutions: a U.S. bank, trust company, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, credit union which is authorized to provide signature guarantees, national securities exchange, registered securities association or clearing agency.

Selling Shares by Telephone

   If you wish to use this service, you should mark the appropriate box on the New Account Application or send a written request with a guaranteed signature. To sell shares by telephone, please call (800) 992-3863. If your proceeds are less than $2,500, they will be mailed to your address of record. If the proceeds are more than $2,500 they will be mailed to your address of record or wired to your designated bank account on the next business day. This service is not available within 90 days of changing your address or bank account of record.

   The Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

   You may use the TeleRedemption Service to transfer funds (minimum $500, maximum $50,000) between your account and your designated bank account. Your bank must be a member of the Automated Clearing House. Redemption proceeds will be transferred to your bank account, generally within two business days after your redemption request is received. Although the Fund is authorized to charge a fee of $17.00 for each wire redemption, it does not currently intend to do so. Shares held in any Alger retirement plan and shares issued in certificate form are not eligible for this service.

Systematic Withdrawal Plan

   If your account is $10,000 or more, you can establish a Systematic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly or annual basis, without payment of the contingent deferred sales charge. The maximum monthly withdrawal is one percent of the current account value in the Portfolio at the time you begin participation in the Plan.

Redemption in Kind

   Under unusual circumstances, shares of the Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.

                             HOW TO EXCHANGE SHARES

   If you want to authorize exchanges by telephone, you should mark the appropriate box on the New Account Application. Shares of the Portfolio may be exchanged for shares of another Portfolio at net asset value per share at the time of the exchange. No contingent deferred sales charge is assessed in connection with exchanges. For tax purposes, an exchange of shares is treated as a sale of the shares exchanged and, therefore, you may realize a taxable gain or loss when you exchange shares.

   You may make up to six exchanges annually by telephone or in writing. The Fund may charge a $5.00 transaction fee for each exchange, although it does not intend to do so at present. You will be notified at least 60 days in advance if the Fund decides to impose this fee. The Fund reserves the right to terminate or modify the exchange privilege upon notice to shareholders.

                              INVESTMENT OBJECTIVES
                                  AND POLICIES

   The investment objectives and restrictions summarized below are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus and in the Statement of Additional Information are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that any Portfolio's objectives will be achieved.

   As a matter of fundamental policy, the Portfolio will not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company; (3) invest more than 10% of its net assets in securities that are not readily marketable and in repurchase agreements with maturities of more than seven days; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except for temporary or emergency purposes, in an amount not exceeding 10% of its total assets. The Statement of Additional Information contains additional investment restrictions as well as information on the Portfolio's investment practices.

   In order to permit sales of shares in certain jurisdictions, the Fund may commit to policies more restrictive than those stated above, and the Fund may terminate any such commitment by discontinuing sales of shares in the applicable jurisdiction.


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, updated quarterly. The Russell 2000 Growth Index is designed to track the performance of small capitalization companies. At the date of this Prospectus, the range of market capitalization of these companies was $____million to $___ billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the Russell 2000 Growth Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


In General

   The Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, it may hold up to 15 percent of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which the Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors.

                              INVESTMENT PRACTICES

   The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.

Repurchase Agreements

   In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

Illiquid and Restricted Securities

   Under the policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolio's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. The Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. The Portfolio will limit its purchases of these securities to those which Alger Management, under the supervision of the Fund's Board of Trustees, determines to be liquid. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

Lending of Portfolio Securities

   In order to generate income and to offset expenses, the Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Foreign Securities

   The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   The Portfolio may purchase American Depositary Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers that are not included in the 20% foreign securities limitation. ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs.

Portfolio Turnover

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Higher levels of portfolio activity generally result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Portfolio's shareholders.

                             MANAGEMENT OF THE FUND

Organization

   The Fund was organized on March 20, 1986 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios including the Portfolio.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust. Shareholders of the Portfolio may vote only on matters that affect the Portfolio.

Board of Trustees

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

Investment Manager

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that Alger Inc. will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter portfolio transactions, subject to the requirements of best price and execution. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.


   Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 1995, had approximately $ billion under management, $ billion in mutual fund accounts and $ billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.


Portfolio Managers

   David D. Alger, President of Alger Management, is primarily responsible for the day-to-day management of the Portfolio. He has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995 and he serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management. Also participating in the management of the Portfolio are Ronald Tartaro and Seilai Khoo. Mr. Tartaro has been employed by Alger Management since 1990 and he serves as a senior research analyst. Prior to 1990, he was a member of the technical staff at AT&T Bell Laboratories. Ms. Khoo has been employed by Alger Management since 1989 and she serves as a senior research analyst.


   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.


Fee And Expenses

   The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of .85% of the value of the Portfolio's average daily net assets. The management fee paid by the Portfolio is higher than that paid by most other investment companies.

   The Portfolio pays other expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. More information about the Portfolio's investment management agreement and other expenses paid by the Portfolio is included in the Statement of Additional Information.

   The Statement of Additional Information contains information about the Fund's brokerage policies and practices.

Distributor

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

Transfer Agent

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund. Certain record-keeping services that would otherwise be performed by Alger Shareholder Services, Inc. may be performed by other entities providing similar services to their customers who invest in the Portfolio. The Fund, Alger Shareholder Services, Inc., Alger Inc. or any of its affiliates may elect to enter into a contract to pay them for such services.

Distribution Plan

   The Fund has adopted an Amended and Restated Distribution Plan (the "Plan") under which the Portfolio may reimburse Alger Inc. for the expenses it incurs in promoting sales of that Portfolio's shares--at a maximum annual rate of .75% of its average daily net assets. This fee is known as an "asset-based sales charge" and allows investors to buy shares without a front end sales charge while allowing Alger Inc. to compensate dealers that sell shares of the Portfolio. Alger Inc. pays sales commissions of 4.00% of the amount invested to dealers from its own resources at the time of sale. Alger Inc. retains the asset-based sales charge to recoup the sales commissions and other sales related expenses its pays. Any contingent deferred sales charges received by Alger Inc. will reduce the amount to be reimbursed under the Plan. Any excess distribution expenses may be carried forward, with interest, and reimbursed in future years.

Shareholder Servicing Agreement

   The Fund pays Alger Inc. a shareholder servicing fee of .25% of the average daily net assets of the Portfolio for ongoing service and maintenance of shareholder accounts. Alger Inc. will compensate dealers from this fee who provide personal service and maintenance of customer accounts.

                                 NET ASSET VALUE

   The price of one share of the Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of the Portfolio is calculated on each day the New York Stock Exchange is open as of the close of business (normally 4:00 p.m. Eastern time).

                               CONTINGENT DEFERRED
                                  SALES CHARGE

   There is no initial sales charge on purchases of shares of the Portfolio, but a contingent deferred sales charge may be charged on certain redemptions. The charge is imposed on any redemption that causes the current value of your account in the Portfolio to fall below the amount of purchase payments made during a six-year holding period. There is no charge on redemptions of (i) shares that represent appreciation on your original investment, or (ii) shares purchased through reinvestment of dividends and capital gains. The amount of the charge is based on the length of time shares are held, according to the following table:

                                           Contingent
                                            Deferred
        Years Share Were Held                Charge
-------------------------------------       ----------
Less than one........................          5%
One but less than two................          4%
Two but less than three..............          3%
Three but less than four.............          2%
Four but less than five..............          2%
Five but less than six...............          1%
Six and greater......................          0%

   For purposes of the charge, it is assumed that the shares redeemed are the shares of the Portfolio held the longest and which result in the lowest charge.

Exchanges

   No contingent deferred sales charge is assessed in connection with exchanges. Because the charge is applied on the basis of the net asset value of your account on a portfolio by portfolio rather than a Fund-wide basis, the amount of the charge in a particular instance may be affected by the choice of portfolio(s) for the redemption and whether there have been any exchanges among those portfolios. Consequently, you should consider the advisability of exchanging shares of one portfolio for shares of another portfolio prior to redeeming shares if the exchange would reduce the charge applicable to the redemption.

   Redemptions of shares of each of the Portfolio are deemed to be made first from amounts, if any, to which the charge does not apply. Since no charge is imposed on shares purchased and retained in the Alger Money Market Portfolio, you may wish to consider redeeming those shares, if any, before redeeming shares of the Portfolio. The exchange privilege may be modified or terminated at any time upon notice to shareholders. Please see the Statement of Additional Information for examples of how the contingent deferred sales charge is calculated when shares are exchanged.

Waivers of the Charge

   The contingent deferred sales charge is waived on Systematic Withdrawal Plan payments and on redemptions of shares in connection with certain post-retirement withdrawals from an IRA or other retirement plan or following the death or disability of a shareholder. A shareholder who has redeemed may reinvest all or part of the redemption proceeds within 30 days and receive a pro rata credit for any charge imposed. This privilege may be exercised only once by a shareholder. Reinvestment will not alter any tax payable on the redemption and a loss may not be allowed for tax purposes.

   In addition, no contingent deferred sales charge is imposed on (1) redemptions by (i) employees of Alger Inc. and its affiliates, (ii) IRAs, Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) redemptions by
(i) accounts managed by investment advisory affiliates of Alger Inc. that are registered under the Investment Advisers Act of 1940, as amended, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh
Plans and employee benefit plans for those employees, participants and beneficiaries and (iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) redemptions by directors or trustees of any investment company for which Alger Inc. or any of its affiliates serves as investment adviser or distributor; (4) redemptions of shares held through defined contribution plans; (5) redemptions by an investment company registered under the Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) redemptions by registered investment advisers, banks, trust companies and other financial institutions exercising discretionary authority with respect to the money invested in Fund shares; (7) redemptions by registered investment advisers for their own accounts; (8) redemptions of shares purchased by a Processing Organization, as shareholder of record, on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the Processing Organization, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; and (9) redemptions of shares purchased by registered representatives of broker-dealers which have entered into Selected Dealer Agreements with Alger Inc., and their spouses, children, siblings and parents. Investors purchasing shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares subject to a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.

                               DIVIDENDS AND TAXES

Dividends

   Dividends and distributions will be automatically reinvested on the payment date in additional shares of the Portfolio at net asset value, unless you elected on the New Account Application to have all dividends and distributions paid in cash. Shares of the Portfolio purchased through reinvestment of dividends and distributions are not subject to the contingent deferred sales charge. Dividends of the Portfolio are declared and paid annually. Distributions of any net realized short-term and long-term capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned.

Taxes

   The Fund intends that the Portfolio separately qualify and elect to be treated each year as a "regulated investment company" for federal income tax purposes. A regulated investment company is not subject to regular income tax on any income or capital gains distributed to its shareholders if it, among other things, distributes at least 90 percent of its investment company taxable income to them within applicable time periods. The Portfolio is treated as a separate taxable entity, with the result that taxable dividends and distributions from the Portfolio reflect only the income and gains, net of losses, of the Portfolio.

   For federal income tax purposes dividends and distributions from the Portfolio are taxable to you whether paid in cash or reinvested in additional shares. You may also be liable for tax on any gain realized upon the redemption or exchange of shares in the Portfolio.

   Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax adviser to assess the federal, state and local tax consequences of investing in the Portfolio. This discussion is not intended to address the tax consequences of an investment by a nonresident alien.

                                   PERFORMANCE

    All performance figures are based on historical earnings and are not intended to indicate future performance. Further information about the Portfolio's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund.

   The Portfolio may include quotations of "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5, and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be calculated either with or without the effect of the contingent deferred sales charge to which the Portfolio's shares are subject and may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The Statement of Additional Information further describes the method used to determine the yields and total return figures. Current yield and/or total return quotations may be obtained by contacting the Fund.

   No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information or the Fund's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                             ----------------------

Investment Manager:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

Distributor:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

Transfer Agent:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

Auditors:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

                                 THE|
                               ALGER| Meeting the challenge
                                FUND| of investing


                      Alger Small Capitalization Portfolio

--------------------------------------------------------------------------------

                          PROSPECTUS| February   , 1996

PROSPECTUS
----------
                         THE|   75 Maiden Lane
                       ALGER|   New York, New York 10038
                        FUND|   (800)992-FUND (992-3863)

                             ALGER GROWTH PORTFOLIO

================================================================================

     The Alger Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers interest in six portfolios. This Prospectus sets forth information about the Alger Growth Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

     Shares of the Portfolio are not deposits or obligations of, or guaranteed or endorsed by any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


     This Prospectus, which should be retained for future reference, contains important information that you should know before investing. A Statement of Additional Information dated February , 1996 containing further information about all the portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.


          FRED ALGER|                                 FRED ALGER|
         MANAGEMENT,| Investment Manager              & COMPANY,|Distributor
                INC.|                               INCORPORATED|

--------------------------------------------------------------------------------

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
             SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURI-
               TIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
                  COMMISSION OR ANY STATE SECURITIES COMMISSION
                  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                      PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE

--------------------------------------------------------------------------------


                                 February , 1996

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

                                                 Page
                                                 -----
Portfolio Expenses.............................   iii
Financial Highlights...........................    iv
How to Buy Shares..............................     1
Special Investor Services......................     1
How to Sell Shares.............................     2
How to Exchange Shares.........................     3
Investment Objectives and Policies.............     3
Investment Practices...........................     4
Management of the Fund.........................     5
Net Asset Value................................     7
Contingent Deferred Sales Charge...............     7
Dividends and Taxes............................     8
Performance....................................     9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Portfolio Expenses

   The Table below is designed to assist you in understanding the direct and indirect costs and expenses that you will bear as a shareholder. The Example accompanying the Table shows the amount of expenses you would pay on a $1,000 investment in the Portfolio. These amounts assume the reinvestment of all dividends and distributions, payment of any applicable contingent deferred sales charge and payment by the Portfolio of operating expenses as shown in the Table under Annual Portfolio Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.

Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases.........................       None

Maximum Sales Load Imposed on Reinvested Dividends..............       None

Maximum Contingent Deferred Sales Charge
 (as a percentage of redemption proceeds)(a)....................       5.00%

Redemption Fees.................................................       None

Annual Portfolio Operating Expenses (as a percentage of average net assets)

Management Fees (after expense reimbursements)..................        .75%

12b-1 Fees(b)...................................................        .75

Other Expenses (after expense reimbursements)...................        .70
                                                                       ----

Total Portfolio Operating Expenses
 (after expense reimbursements)(b)...............................      2.20%
                                                                       ====

(a) The amount of the contingent deferred sales charge will depend on the number of years since the shareholder made the purchase payment. See "Redemptions and Exchanges--Contingent Deferred Sales Charge."

(b) The Fund reimburses Alger Inc. for the expenses it incurs in distributing shares of the Portfolio at the maximum annual rate of .75% of the Portfolio's average daily net assets. Includes interest on the unreimbursed carryforward. Long-term shareholders paying 12b-1 fees pursuant to the Fund's plan of distribution may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

One Year ................................................................   $ 72
Three Years..............................................................     99
Five Years...............................................................    138
Ten Years................................................................    253

You would pay the following expenses on the same investment, assuming no redemption:

One Year.................................................................   $ 22
Three Years..............................................................     69
Five Years...............................................................    118
Ten Years................................................................    253

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

The Financial Highlights, for the years ended October 31, 1990 through 1994, have been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 9, 1994 on the Fund's financial statements as of October 31, 1994 which are included in the Fund's Statement of Additional Information. The Financial Highlights should be read in conjunction with the Fund's financial statements and related notes. The
Financial Highlights, with the exception of the total return information, for the two years ended October 31, 1989 and the period from November 11, 1986 (commencement of operations) to October 31, 1987 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Statement of Additional Information may be obtained from the Fund without charge.

THE ALGER FUND
GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                                                 Year Ended October 31,
                                         -------------------------------------------------------------------------------------
                                            1994       1993       1992        1991     1990      1989       1988       1987*
                                           ------     ------     ------      ------   -------   -------    ------     ------
Net asset value, beginning of year.....    $22.29     $17.28     $17.30     $12.74    $13.27    $10.45      $9.70     $10.00
                                          -------   --------   --------     ------   -------   -------    -------    -------
Net investment income (loss)...........    (.21)(iii)  (.06)    (.18)(iii)   (.05)     (.07)     (.14)      (.11)     (.09)
Net realized and unrealized gains
  (loss) on investments................      1.06       5.10       1.84       5.57      (.46)     2.96        .86      (.21)
                                          -------   --------   --------     ------   -------   -------    -------    -------
Total from investment operations.......       .85       5.04       1.66       5.52      (.53)     2.82        .75      (.30)
Distributions from net realized gains..     (2.22)      (.03)     (1.68)      (.96)      --        --         --        --
                                          -------   --------   --------     ------   -------   -------    -------    -------
Net asset value, end of year...........    $20.92     $22.29     $17.28     $17.30    $12.74    $13.27     $10.45      $9.70
                                          =======   ========   ========     ======   =======   =======    =======    =======
Total Return (ii)......................      4.1%      29.2%       9.7%      45.8%     (4.0%)    27.0%(i)    7.7%(i)  (3.0%)(i)
                                          =======   ========   ========     ======   =======   =======    =======    =======
Ratios and Supplemental Data:

  Net assets, end of year
    (000's omitted) ..................   $76,390    $37,988    $19,379    $10,213   $5,667    $5,463     $5,294      $5,305
                                         =======   ========   ========     ======   =======   =======    =======    =======
  Ratio of expenses to average
    net assets .......................     2.20%      2.20%      2.32%     2.70%     3.09%      3.32%     3.01%       3.00%
                                         =======   ========   ========     ======   =======   =======    =======    =======
  Decrease reflected in above expense
    ratios due to expense

    reimbursements....................      --         --         --         --        --        --         .43%      .83%
                                         =======   ========   ========     ======   =======   =======    =======    =======
  Ratio of net investment income (loss)

    to average net assets..............   (1.01%)    (1.16%)    (1.07%)    (1.06%)    (.68%)    (.70%)     (.99%)   (1.08%)
                                         =======   ========   ========     ======   =======   =======    =======    =======
  Portfolio Turnover Rate..............  103.86%    108.54%     69.28%     76.06%    86.06%   106.73%    151.30%   135.50%
                                         =======   ========   ========     ======   =======   =======    =======    =======

* From November 11, 1986 (commencement of operations) through October 31, 1987. Ratios have been annualized; total return has not been annualized.

(i)   Unaudited.

(ii)  Does not reflect contingent deferred sales charge.

(iii) Amount was computed based on average shares outstanding during the period.

--------------------------------------------------------------------------------

                                HOW TO BUY SHARES

In General

   You can buy shares of the Alger Growth Portfolio (the "Portfolio") in any of the following ways: through the Fund's transfer agent; through a broker, dealer or financial institution who has a sales agreement with Fred Alger & Company, Incorporated ("Alger Inc."), the Fund's distributor; or automatically from your bank account through an Automatic Investment Plan. There is no minimum investment requirement except for purchases through the Telepurchase Privilege. The Fund or the transfer agent may reject any purchase order.

Purchases Through the Transfer Agent

   You can buy shares through Alger Shareholder Services, Inc., the Fund's transfer agent, by filling out the New Account Application and returning it with a check drawn on a U.S. bank to Alger Shareholder Services, Inc. at 30 Montgomery Street, Box 2001, Jersey City, NJ 07302. You can also purchase shares by wire transfer according to the instructions below.

   Purchases will be processed at the next net asset value calculated after your order is received and accepted. If your purchase is made by check, wire or exchange and is received by the close of business of the New York Stock Exchange (normally 4:00 p.m. Eastern time), your account will be credited on the day of receipt. If your purchase is received after such time, it will be credited the next business day. Third-party checks will not be honored except in the case of employer sponsored retirement plans.

Wire Transfers

   Investors establishing new accounts by wire transfer should forward their completed New Account Applications to the Transfer Agent, stating that the account was established by wire transfer and the date and amount of the transfer. Further information regarding wire transfers is available by calling
(800) 992-3863.

   The following information should be included in wire transfers to Fund accounts:

   1. Nat West NJ/CUST/021200339

   2. For Account 011313045 A/C Alger/Growth Portfolio

   3. 12--Account Number (if new account indicate such)

   4. Name of Account

   5. Social Security or Taxpayer Indentification Number

   Example:
                           Nat West NJ/CUST/021200339
                            For Account 011313045 A/C
                             Alger/Growth Portfolio
                         12-123456789 or 07-New Account
                                 John & Jane Doe
                                   123-45-6789

Purchases Through Brokers

   You can buy shares through brokers who have signed sales agreements with Alger Inc. These brokers may purchase shares of the Portfolio on a five day settlement basis (three day settlement beginning in June 1995) through the National Securities Clearing Corporation Fund/SERV system. Purchases Through Processing Organizations

   You can buy shares through a "Processing Organization", which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Processing Organizations may impose charges and restrictions in addition to or different from those applicable if you invest with the Fund directly. Therefore, you should read the materials provided by the Processing Organization in conjunction with this Prospectus. Certain Processing Organizations may receive compensation from the Fund, Alger Inc., or any of its affiliates.

                            SPECIAL INVESTOR SERVICES

Telepurchase Privilege

   You can purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or sending an Additional Services Form to the transfer agent. Your funds will be transferred from your designated bank account to your account normally within two business days. To use this service, your bank must be a member of the Automated Clearing House.

Automatic Investment Plan

   The Fund offers an Automatic Investment Plan which permits you to make regular transfers to your Portfolio account from your bank account on the last business day of every month. Your bank must be a member of the Automated Clearing House.

Automatic Exchange Plan

   The Fund also offers an Automatic Exchange Plan which permits you to exchange a specified amount from your Alger Money Market Portfolio account into the Portfolio on or about the fifteenth day of the month.

   For more information on any of the services discussed above, please call the Fund toll-free at (800) 992-3863.

Retirement Plans

   Shares of the Portfolio are available as an investment for your retirement plans, including IRAs, Keogh Plans, corporate pension and profit-sharing plans, Simplified Employee Pension IRAs, 401(k) Plans and 403(b) Plans. Please call the Fund at (800) 992-3863 to receive the appropriate documents which contain important information and applications.

                               HOW TO SELL SHARES
   You can sell (redeem) some or all of your shares on any business day. Your shares will be sold at the next net asset value calculated after your redemption request is received and accepted by the transfer agent and your payment will be made by check within seven days. A contingent deferred sales charge may be charged on certain redemptions. See "Contingent Deferred Sales Charge" for details. Redemptions may be suspended and payments delayed under certain emergency circumstances as determined by the Securities and Exchange Commission. The Fund's transfer agent will reject any redemption request made within 15 days after receipt of the purchase check order against which such redemption is requested. You can sell your shares in any of the following ways: by mail, by telephone, by check or through your broker.

Selling Shares By Mail

   You should send a letter of instruction to the transfer agent that includes your name, account number, Portfolio name, the number of shares or dollar amount and where you want the money to be sent. The letter must be signed by all authorized signers and, if the redemption is for more than $5,000 or if the proceeds are to be sent to an address other than the address of record, the signature must be guaranteed. The transfer agent will accept a signature guarantee by the following financial institutions: a U.S. bank, trust company, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, credit union which is authorized to provide signature guarantees, national securities exchange, registered securities association or clearing agency.

Selling Shares By Telephone

   If you wish to use this service, you should mark the appropriate box on the New Account Application or send a written request with a guaranteed signature. To sell shares by telephone, please call (800) 992-3863. If your proceeds are less than $2,500, they will be mailed to your address of record. If the proceeds are more than $2,500 they will be mailed to your address of record or wired to your designated bank account or the next business day. This service is not available within 90 days of changing your address or bank account of record.

   The Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

   You may use the TeleRedemption Service to transfer funds (minimum $500, maximum $50,000) between your account and your designated bank account. Your bank must be a member of the Automated Clearing House. Redemption proceeds will be transferred to your bank account, generally within two business days after your redemption request is received. Although the Fund is authorized to charge a fee of $17.00 for each wire redemption, it does not currently intend to do so. Shares held in any Alger retirement plan and shares issued in certificate form are not eligible for this service.

Systematic Withdrawal Plan

   If your account is $10,000 or more, you can establish a Systematic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly or annual basis, without payment of the contingent deferred sales charge. The maximum monthly withdrawal is one percent of the current account value in the Portfolio at the time you begin participation in the Plan.

Redemption In Kind

   Under unusual circumstances, shares of the Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.

                             HOW TO EXCHANGE SHARES

   If you want to authorize exchanges by telephone, you should mark the appropriate box on the New Account Application. Shares of the Portfolio may be exchanged for shares of another Portfolio at net asset value per share at the time of the exchange. No contingent deferred sales charge is assessed in connection with exchanges. For tax purposes, an exchange of shares is treated as a sale of the shares exchanged and, therefore, you may realize a taxable gain or loss when you exchange shares.

   You may make up to six exchanges annually by telephone or in writing. The Fund may charge a $5.00 transaction fee for each exchange, although it does not intend to do so at present. You will be notified at least 60 days in advance if the Fund decides to impose this fee. The Fund reserves the right to terminate or modify the exchange privilege upon notice to shareholders.

                              INVESTMENT OBJECTIVES
                                  AND POLICIES

   The investment objectives and restrictions summarized below are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus and in the Statement of Additional Information are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that the Portfolio's objectives will be achieved.

   As a matter of fundamental policy, the Portfolio will not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company, (3) invest more than 10% of its net assets in securities that are not readily marketable and in repurchase agreements with maturities of more than seven days; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except for temporary or emergency purposes, in an amount not exceeding 10% of its total assets. The Statement of Additional Information contains additional investment restrictions as well as information on the Portfolio's investment practices.

   In order to permit sales of shares in certain jurisdictions, the Fund may commit to policies more restrictive than those stated above, and the Fund may terminate any such commitment by discontinuing sales of shares in the applicable jurisdiction.

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization--present market value per share multiplied by the total number of shares outstanding--of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

In General

   The Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, it may hold up to 15 percent of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

                              INVESTMENT PRACTICES

   The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.

Repurchase Agreements

   In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

Illiquid And Restricted Securities

   Under the policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolio's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. The Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. The Portfolio will limit its purchases of these securities to those which Alger Management, under the supervision of the Fund's Board of Trustees, determines to be liquid. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

Lending Of Portfolio Securities

   In order to generate income and to offset expenses, the Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Foreign Securities

   The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   The Portfolio may purchase American Depositary Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers that are not included in the 20% foreign securities limitation. ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs.

Portfolio Turnover

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Higher levels of portfolio activity generally result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Portfolio's shareholders.

                             MANAGEMENT OF THE FUND

Organization

   The Fund was organized on March 20, 1986 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios including the Portfolio.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust. Shareholders of the Portfolio may vote only on matters that affect the Portfolio.

Board Of Trustees

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

Investment Manager

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that Alger Inc. will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter portfolio transactions, subject to the requirements of best price and execution. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.

   Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 1994, had approximately $2.9 billion under management, $1.4 billion in mutual fund accounts and $1.5 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

Portfolio Managers

   David D. Alger, President of Alger Management, is primarily responsible for the day-to-day management of the Portfolio. He has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995 and he serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management. Also participating in the management of the Portfolio are Ronald Tartaro and Seilai Khoo. Mr. Tartaro has been employed by Alger Management since 1990 and he serves as a senior research analyst. Prior to 1990, he was a member of the technical staff at AT&T Bell Laboratories. Ms. Khoo has been employed by Alger Management since 1989 and she serves as a senior research analyst.


   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.


Fee And Expenses

   The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of .75% of the value of the Portfolio's average daily net assets. The management fee paid by the Portfolio is higher than that paid by most other investment companies.

   The Portfolio pays other expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. More information about the Portfolio's investment management agreement and other expenses paid by the Portfolio is included in the Statement of Additional Information.

   The Statement of Additional Information contains information about the Fund's brokerage policies and practices.

Distributor

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

Transfer Agent

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund. Certain record-keeping services that would otherwise be performed by Alger Shareholder Services, Inc. may be performed by other entities providing similar services to their customers who invest in the Portfolio. The Fund, Alger Shareholder Services, Inc., Alger Inc. or any of its affiliates may elect to enter into a contract to pay them for such services.

Distribution Plan

   The Fund has adopted an Amended and Restated Distribution Plan (the "Plan") under which the Portfolio may reimburse Alger Inc. for the expenses it incurs in promoting sales of that Portfolio's shares--at a maximum annual rate of .75% of its average daily net assets. This fee is known as an "asset-based sales charge" and allows investors to buy shares without a front end sales charge while allowing Alger Inc. to compensate dealers that sell shares of the Portfolio. Alger Inc. pays sales commissions of 4.00% of the amount invested to dealers from its own resources at the time of sale. Alger Inc. retains the asset-based sales charge to recoup the sales commissions and other sales related expenses its pays. Any contingent deferred sales charges received by Alger Inc. will reduce the amount to be reimbursed under the Plan. Any excess distribution expenses may be carried forward, with interest, and reimbursed in future years.

Shareholder Servicing Agreement

   The Fund pays Alger Inc. a shareholder servicing fee of .25% of the average daily net assets of the Portfolio for ongoing service and maintenance of shareholder accounts. Alger Inc. will compensate dealers from this fee who provide personal service and maintenance of customer accounts.

                                 NET ASSET VALUE

   The price of one share of the Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of the Portfolio is calculated on each day the New York Stock Exchange is open as of the close of business (normally 4:00 p.m. Eastern time).

                               CONTINGENT DEFERRED
                                  SALES CHARGE

   There is no initial sales charge on purchases of shares of the Portfolio, but a contingent deferred sales charge may be charged on certain redemptions. The charge is imposed on any redemption that causes the current value of your account in the Portfolio to fall below the amount of purchase payments made during a six-year holding period. There is no charge on redemptions of (i) shares that represent appreciation on your original investment, or (ii) shares purchased through reinvestment of dividends and capital gains. The amount of the charge is based on the length of time shares are held, according to the following table:

                                         Contingent
                                          Deferred
        Years Share Were Held              Charge
-------------------------------------     ----------
Less than one........................         5%
One but less than two................         4%
Two but less than three..............         3%
Three but less than four.............         2%
Four but less than five..............         2%
Five but less than six...............         1%
Six and greater......................         0%

   For purposes of the charge, it is assumed that the shares redeemed are the shares of the Portfolio held the longest and which result in the lowest charge.

Exchanges

   No contingent deferred sales charge is assessed in connection with exchanges. Because the charge is applied on the basis of the net asset value of your account on a portfolio by portfolio rather than a Fund-wide basis, the amount of the charge in a particular instance may be affected by the choice of portfolio(s) for the redemption and whether there have been any exchanges among those portfolios. Consequently, you should consider the advisability of exchanging shares of one portfolio for shares of another portfolio prior to redeeming shares if the exchange would reduce the charge applicable to the redemption.

   Redemptions of shares of each of the Portfolio are deemed to be made first from amounts, if any, to which the charge does not apply. Since no charge is imposed on shares purchased and retained in the Alger Money Market Portfolio, you may wish to consider redeeming those shares, if any, before redeeming shares of the Portfolio. The exchange privilege may be modified or terminated at any time upon notice to shareholders. Please see the Statement of Additional Information for examples of how the contingent deferred sales charge is calculated when shares are exchanged.

Waivers of the Charge

   The contingent deferred sales charge is waived on Systematic Withdrawal Plan payments and on redemptions of shares in connection with certain post-retirement withdrawals from an IRA or other retirement plan or following the death or disability of a shareholder. A shareholder who has redeemed may reinvest all or part of the redemption proceeds within 30 days and receive a pro rata credit for any charge imposed. This privilege may be exercised only once by a shareholder. Reinvestment will not alter any tax payable on the redemption and a loss may not be allowed for tax purposes.

   In addition, no contingent deferred sales charge is imposed on (1) redemptions by (i) employees of Alger Inc. and its affiliates, (ii) IRAs, Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) redemptions by (i) accounts managed by investment advisory affiliates of Alger Inc. that are registered under the Investment Advisers Act of 1940, as amended, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and (iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) redemptions by directors or trustees of any investment company for which Alger Inc. or any of its affiliates serves as investment adviser or distributor; (4) redemptions of shares held through defined contribution plans; (5) redemptions by an investment company registered under the Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) redemptions by registered investment advisers, banks, trust companies and other financial institutions exercising discretionary authority with respect to the money invested in Fund shares; (7) redemptions by registered investment advisers for their own accounts; (8) redemptions of shares purchased by a Processing Organization, as shareholder of record, on behalf of
(i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the Processing Organization, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; and (9) redemptions of shares purchased by registered representatives of broker-dealers which have entered into Selected Dealer Agreements with Alger Inc., and their spouses, children, siblings and parents. Investors purchasing shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares subject to a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.

                               DIVIDENDS AND TAXES

Dividends

   Dividends and distributions will be automatically reinvested on the payment date in additional shares of the Portfolio at net asset value, unless you elected on the New Account Application to have all dividends and distributions paid in cash. Shares of the Portfolio purchased through reinvestment of dividends and distributions are not subject to the contingent deferred sales charge. Dividends of the Portfolio are declared and paid annually. Distributions of any net realized short-term and long-term capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned.

Taxes

   The Fund intends that the Portfolio separately qualify and elect to be treated each year as a "regulated investment company" for federal income tax purposes. A regulated investment company is not subject to regular income tax on any income or capital gains distributed to its shareholders if it, among other things, distributes at least 90 percent of its investment company taxable income to them within applicable time periods. The Portfolio is treated as a separate taxable entity, with the result that taxable dividends and distributions from the Portfolio reflect only the income and gains, net of losses, of the Portfolio.

   For federal income tax purposes dividends and distributions from the Portfolio are taxable to you whether paid in cash or reinvested in additional shares. You may also be liable for tax on any gain realized upon the redemption or exchange of shares in the Portfolio.

   Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax adviser to assess the federal, state and local tax consequences of investing in the Portfolio. This discussion is not intended to address the tax consequences of an investment by a nonresident alien.

                                   PERFORMANCE

   All performance figures are based on historical earnings and are not intended to indicate future performance. Further information about the Portfolio's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund.

   The Portfolio may include quotations of "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5, and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be calculated either with or without the effect of the contingent deferred sales charge to which the Portfolio's shares are subject and may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The Statement of Additional Information further describes the method used to determine the yields and total return figures. Current yield and/or total return quotations may be obtained by contacting the Fund.

   No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information or the Fund's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                ----------------

Investment Manager:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

Distributor:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

Transfer Agent:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

Auditors:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105


                                 THE|
                               ALGER| Meeting the challenge
                                FUND| of investing



                             Alger Growth Portfolio




                          PROSPECTUS | February , 1996

PROSPECTUS
----------
                         THE|   75 Maiden Lane
                       ALGER|   New York, New York 10038
                        FUND|   (800)992-FUND (992-3863)

                         ALGER MIDCAP GROWTH PORTFOLIO

================================================================================

     The Alger Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers interest in six portfolios. This Prospectus sets forth information about the Alger MidCap Growth Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization between $750 million and $3.5 billion.

     Shares of the Portfolio are not deposits or obligations of, or guaranteed or endorsed by any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


     This Prospectus, which should be retained for future reference, contains important information that you should know before investing. A Statement of Additional Information dated February , 1996 containing further information about all the portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.


          FRED ALGER|                                 FRED ALGER|
         MANAGEMENT,| Investment Manager              & COMPANY,|Distributor
                INC.|                               INCORPORATED|

--------------------------------------------------------------------------------

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
             SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURI-
               TIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
                  COMMISSION OR ANY STATE SECURITIES COMMISSION
                  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                      PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE

--------------------------------------------------------------------------------


                              FEBRUARY     , 1996

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                  Page
                                                 ------

Portfolio Expenses.............................   iii
Financial Highlights...........................    iv
How to Buy Shares..............................     1
Special Investor Services......................     1
How to Sell Shares.............................     2
How to Exchange Shares.........................     3
Investment Objectives and Policies.............     3
Investment Practices...........................     4
Management of the Fund.........................     5
Net Asset Value................................     7
Contingent Deferred Sales Charge...............     7
Dividends and Taxes............................     8
Performance....................................     9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Expenses

   The Table below is designed to assist you in understanding the direct and indirect costs and expenses that you will bear as a shareholder. The Example accompanying the Table shows the amount of expenses you would pay on a $1,000 investment in the Portfolio. These amounts assume the reinvestment of all dividends and distributions, payment of any applicable contingent deferred sales charge and payment by the Portfolio of operating expenses as shown in the Table under Annual Portfolio Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.

Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases..............................      None

Maximum Sales Load Imposed on Reinvested Dividends...................      None

Maximum Contingent Deferred Sales Charge
 (as a percentage of redemption proceeds)(a).........................      5.00%

Redemption Fees......................................................      None

Annual Portfolio Operating Expenses (as a percentage of average net assets)

Management Fees (after expense reimbursements)........................      .80%

12b-1 Fees(b).........................................................      .75

Other Expenses (after expense reimbursements).........................     1.65
                                                                           ----

Total Portfolio Operating Expenses
 (after expense reimbursements)(b)....................................     3.20%
                                                                           ====

(a) The amount of the contingent deferred sales charge will depend on the number of years since the shareholder made the purchase payment. See "Redemptions and Exchanges--Contingent Deferred Sales Charge."

(b) The Fund reimburses Alger Inc. for the expenses it incurs in distributing shares of the Portfolio at the maximum annual rate of .75% of the Portfolio's average daily net assets. Includes interest on the unreimbursed carryforward. Long-term shareholders paying 12b-1 fees pursuant to the Fund's plan of distribution may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc.

Example

You would pay the  following  expenses on a $1,000  investment,  assuming (1) 5%
  annual return and (2) redemption at the end of each time period:
One Year ................................................................   $ 82
Three Years..............................................................    129
Five Years...............................................................    187
Ten Years................................................................    350
You would pay the following expenses on the same investment, assuming no redemption:
One Year.................................................................   $ 32
Three Years..............................................................     99
Five Years...............................................................    167
Ten Years................................................................    350

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

The Financial Highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 9, 1994 on the Fund's financial statements as of October 31, 1994 which are included in the Fund's Statement of Additional Information. The Financial Highlights should be read in conjunction with the Fund's financial statements and related notes. The Statement of Additional Information may be obtained from the Fund without charge.

THE ALGER FUND
MIDCAP GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                                                              May 24, 1993
                                                                                              (commencement
                                                                      Year Ended             of operations)
                                                                   October 31, 1994      to October 31, 1993(i)
                                                                   ----------------       --------------------
Net asset value, beginning of period.............................        $12.48                   $10.00
                                                                        --------                 --------
Net investment (loss)............................................         (.11)                    (.09)
Net realized and unrealized gain on investments..................          .68                     2.57
                                                                        --------                 --------
  Total from investment operations...............................          .57                     2.48
Distribution from net realized gains.............................         (.28)                     --
                                                                        --------                 --------
Net asset value, end of period...................................        $12.77                   $12.48
                                                                        ========                 ========
Total Return (ii)................................................          4.7%                    24.8%
                                                                        ========                 ========
Ratios and Supplemental Data:

  Net assets, end of period (000's omitted)......................        $18,516                  $3,836
                                                                        ========                 ========
  Ratio of expenses to average net assets........................         3.20%                    3.73%
                                                                        ========                 ========
  Decrease reflected in above expense ratio due to expense

    reimbursements...............................................          .07%                    0.80%
                                                                        ========                 ========
  Ratio of net investment income (loss) to average net assets....         (2.32%)                  (2.86%)
                                                                        ========                 ========
  Portfolio Turnover Rate........................................        127.40%                   57.64%
                                                                        ========                 ========

 (i) Ratios have been annualized; total return has not been annualized.

(ii) Does not reflect contingent deferred sales charge.

--------------------------------------------------------------------------------

                                HOW TO BUY SHARES

In General

   You can buy shares of the Alger MidCap Growth Portfolio (the "Portfolio") in any of the following ways: through the Fund's transfer agent; through a broker, dealer or financial institution who has a sales agreement with Fred Alger & Company, Incorporated ("Alger Inc."), the Fund's distributor; or automatically from your bank account through an Automatic Investment Plan. There is no minimum investment requirement except for purchases through the Telepurchase Privilege. The Fund or the transfer agent may reject any purchase order.

Purchases Through the Transfer Agent

   You can buy shares through Alger Shareholder Services, Inc., the Fund's transfer agent, by filling out the New Account Application and returning it with a check drawn on a U.S. bank to Alger Shareholder Services, Inc. at 30 Montgomery Street, Box 2001, Jersey City, NJ 07302. You can also purchase shares by wire transfer according to the instructions below.

   Purchases will be processed at the next net asset value calculated after your order is received and accepted. If your purchase is made by check, wire or exchange and is received by the close of business of the New York Stock Exchange (normally 4:00 p.m. Eastern time), your account will be credited on the day of receipt. If your purchase is received after such time, it will be credited the next business day. Third-party checks will not be honored except in the case of employer sponsored retirement plans.

Wire Transfers

   Investors establishing new accounts by wire transfer should forward their completed New Account Applications to the Transfer Agent, stating that the account was established by wire transfer and the date and amount of the transfer. Further information regarding wire transfers is available by calling
(800) 992-3863.

   The following information should be included in wire transfers to Fund accounts:

   1. Nat West NJ/CUST/021200339

   2. For Account 011313045 A/C Alger/MidCap Growth Portfolio

   3. 15--Account Number (if new account indicate such)

   4. Name of Account

   5. Social Security or Taxpayer Indentification Number

   Example:
                           Nat West NJ/CUST/021200339
                            For Account 011313045 A/C
                          Alger/MidCap Growth Portfolio
                         15-123456789 or 07-New Account
                                 John & Jane Doe
                                   123-45-6789

Purchases Through Brokers

   You can buy shares through brokers who have signed sales agreements with Alger Inc. These brokers may purchase shares of the Portfolio on a five day settlement basis (three day settlement beginning in June 1995) through the National Securities Clearing Corporation Fund/SERV system.

Purchases Through Processing Organizations

   You can buy shares through a "Processing Organization", which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Processing Organizations may impose charges and restrictions in addition to or different from those applicable if you invest with the Fund directly. Therefore, you should read the materials provided by the Processing Organization in conjunction with this Prospectus. Certain Processing Organizations may receive compensation from the Fund, Alger Inc., or any of its affiliates.

                            SPECIAL INVESTOR SERVICES

Telepurchase Privilege

   You can purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or sending an Additional Services Form to the transfer agent. Your funds will be transferred from your designated bank account to your account normally within two business days. To use this service, your bank must be a member of the Automated Clearing House.

Automatic Investment Plan

   The Fund offers an Automatic Investment Plan which permits you to make regular transfers to your Portfolio account from your bank account on the last business day of every month. Your bank must be a member of the Automated Clearing House.

Automatic Exchange Plan

   The Fund also offers an Automatic Exchange Plan which permits you to exchange a specified amount from your Alger Money Market Portfolio account into the Portfolio on or about the fifteenth day of the month.

   For more information on any of the services discussed above, please call the Fund toll-free at (800) 992-3863.

Retirement Plans

   Shares of the Portfolio are available as an investment for your retirement plans, including IRAs, Keogh Plans, corporate pension and profit-sharing plans, Simplified Employee Pension IRAs, 401(k) Plans and 403(b) Plans. Please call the Fund at (800) 992-3863 to receive the appropriate documents which contain important information and applications.

                               HOW TO SELL SHARES

   You can sell (redeem) some or all of your shares on any business day. Your shares will be sold at the next net asset value calculated after your redemption request is received and accepted by the transfer agent and your payment will be made by check within seven days. A contingent deferred sales charge may be charged on certain redemptions. See "Contingent Deferred Sales Charge" for details. Redemptions may be suspended and payments delayed under certain emergency circumstances as determined by the Securities and Exchange Commission. The Fund's transfer agent will reject any redemption request made within 15 days after receipt of the purchase check order against which such redemption is requested. You can sell your shares in any of the following ways: by mail, by telephone, by check or through your broker.

Selling Shares by Mail

   You should send a letter of instruction to the transfer agent that includes your name, account number, Portfolio name, the number of shares or dollar amount and where you want the money to be sent. The letter must be signed by all authorized signers and, if the redemption is for more than $5,000 or if the proceeds are to be sent to an address other than the address of record, the signature must be guaranteed. The transfer agent will accept a signature guarantee by the following financial institutions: a U.S. bank, trust company, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, credit union which is authorized to provide signature guarantees, national securities exchange, registered securities association or clearing agency.

Selling Shares by Telephone

   If you wish to use this service, you should mark the appropriate box on the New Account Application or send a written request with a guaranteed signature. To sell shares by telephone, please call (800) 992-3863. If your proceeds are less than $2,500, they will be mailed to your address of record. If the proceeds are more than $2,500 they will be mailed to your address of record or wired to your designated bank account on the next business day. This service is not available within 90 days of changing your address or bank account of record.

   The Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

   You may use the TeleRedemption Service to transfer funds (minimum $500, maximum $50,000) between your account and your designated bank account. Your bank must be a member of the Automated Clearing House. Redemption proceeds will be transferred to your bank account, generally within two business days after your redemption request is received. Although the Fund is authorized to charge a fee of $17.00 for each wire redemption, it does not currently intend to do so. Shares held in any Alger retirement plan and shares issued in certificate form are not eligible for this service.

Systematic Withdrawal Plan

   If your account is $10,000 or more, you can establish a Systematic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly or annual basis, without payment of the contingent deferred sales charge. The maximum monthly withdrawal is one percent of the current account value in the Portfolio at the time you begin participation in the Plan.

Redemption in Kind

   Under unusual circumstances, shares of the Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.

                             HOW TO EXCHANGE SHARES

   If you want to authorize exchanges by telephone, you should mark the appropriate box on the New Account Application. Shares of the Portfolio may be exchanged for shares of another Portfolio at net asset value per share at the time of the exchange. No contingent deferred sales charge is assessed in connection with exchanges. For tax purposes, an exchange of shares is treated as a sale of the shares exchanged and, therefore, you may realize a taxable gain or loss when you exchange shares.

   You may make up to six exchanges annually by telephone or in writing. The Fund may charge a $5.00 transaction fee for each exchange, although it does not intend to do so at present. You will be notified at least 60 days in advance if the Fund decides to impose this fee. The Fund reserves the right to terminate or modify the exchange privilege upon notice to shareholders.

                              INVESTMENT OBJECTIVES
                                  AND POLICIES

   The investment objectives and restrictions summarized below are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus and in the Statement of Additional Information are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that the Portfolio's objectives will be achieved.

   As a matter of fundamental policy, the Portfolio will not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company; (3) invest more than 10% of its net assets in securities that are not readily marketable and in repurchase agreements with maturities of more than seven days; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except for temporary or emergency purposes, in an amount not exceeding 10% of its total assets. The Statement of Additional Information contains additional investment restrictions as well as information on the Portfolio's investment practices.

   In order to permit sales of shares in certain jurisdictions, the Fund may commit to policies more restrictive than those stated above, and the Fund may terminate any such commitment by discontinuing sales of shares in the applicable jurisdiction.


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. At the date of this Prospectus, the range of market capitalization of these companies was $ million to $ billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


In General

   The Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, it may hold up to 15 percent of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

                              INVESTMENT PRACTICES

   The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.

Repurchase Agreements

   In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

Illiquid and Restricted Securities

   Under the policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolio's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. The Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. The Portfolio will limit its purchases of these securities to those which Alger Management, under the supervision of the Fund's Board of Trustees, determines to be liquid. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

Lending of Portfolio Securities

   In order to generate income and to offset expenses, the Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Foreign Securities

   The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   The Portfolio may purchase American Depositary Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers that are not included in the 20% foreign securities limitation. ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs.

Portfolio Turnover

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Higher levels of portfolio activity generally result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Portfolio's shareholders.

                             MANAGEMENT OF THE FUND

Organization

   The Fund was organized on March 20, 1986 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios including the Portfolio.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust. Shareholders of the Portfolio may vote only on matters that affect the Portfolio.

Board of Trustees

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

Investment Manager

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that Alger Inc. will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter portfolio transactions, subject to the requirements of best price and execution. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.

   Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 1994, had approximately $2.9 billion under management, $1.4 billion in mutual fund accounts and $1.5 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

Portfolio Managers

   David D. Alger, President of Alger Management, is primarily responsible for the day-to-day management of the Portfolio. He has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995 and he serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management. Also participating in the management of the Portfolio are Ronald Tartaro and Seilai Khoo. Mr. Tartaro has been employed by Alger Management since 1990 and he serves as a senior research analyst. Prior to 1990, he was a member of the technical staff at AT&T Bell Laboratories. Ms. Khoo has been employed by Alger Management since 1989 and she serves as a senior research analyst.


   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.


Fee and Expenses

   The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of .80% of the value of the Portfolio's average daily net assets. The management fee paid by the Portfolio is higher than that paid by most other investment companies.

   The Portfolio pays other expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. More information about the Portfolio's investment management agreement and other expenses paid by the Portfolio is included in the Statement of Additional Information.

   The Statement of Additional Information contains information about the Fund's brokerage policies and practices.

Distributor

Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

Transfer Agent

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund. Certain record-keeping services that would otherwise be performed by Alger Shareholder Services, Inc. may be performed by other entities providing similar services to their customers who invest in the Portfolio. The Fund, Alger Shareholder Services, Inc., Alger Inc. or any of its affiliates may elect to enter into a contract to pay them for such services.

Distribution Plan

   The Fund has adopted an Amended and Restated Distribution Plan (the "Plan") under which the Portfolio may reimburse Alger Inc. for the expenses it incurs in promoting sales of that Portfolio's shares--at a maximum annual rate of .75% of its average daily net assets. This fee is known as an "asset-based sales charge" and allows investors to buy shares without a front end sales charge while allowing Alger Inc. to compensate dealers that sell shares of the Portfolio. Alger Inc. pays sales commissions of 4.00% of the amount invested to dealers from its own resources at the time of sale. Alger Inc. retains the asset-based sales charge to recoup the sales commissions and other sales related expenses its pays. Any contingent deferred sales charges received by Alger Inc. will reduce the amount to be reimbursed under the Plan. Any excess distribution expenses may be carried forward, with interest, and reimbursed in future years.

Shareholder Servicing Agreement

   The Fund pays Alger Inc. a shareholder servicing fee of .25% of the average daily net assets of the Portfolio for ongoing service and maintenance of shareholder accounts. Alger Inc. will compensate dealers from this fee who provide personal service and maintenance of customer accounts.

                                 NET ASSET VALUE

   The price of one share of the Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of the Portfolio is calculated on each day the New York Stock Exchange is open as of the close of business (normally 4:00 p.m. Eastern time).

                               CONTINGENT DEFERRED
                                  SALES CHARGE

   There is no initial sales charge on purchases of shares of the Portfolio, but a contingent deferred sales charge may be charged on certain redemptions. The charge is imposed on any redemption that causes the current value of your account in the Portfolio to fall below the amount of purchase payments made during a six-year holding period. There is no charge on redemptions of (i) shares that represent appreciation on your original investment, or (ii) shares purchased through reinvestment of dividends and capital gains. The amount of the charge is based on the length of time shares are held, according to the following table:

                                         Contingent
                                          Deferred
        Years Share Were Held              Charge
-------------------------------------    ----------
Less than one........................        5%
One but less than two................        4%
Two but less than three..............        3%
Three but less than four.............        2%
Four but less than five..............        2%
Five but less than six...............        1%
Six and greater......................        0%


   For purposes of the charge, it is assumed that the shares redeemed are the shares of the Portfolio held the longest and which result in the lowest charge.

Exchanges

   No contingent deferred sales charge is assessed in connection with exchanges. Because the charge is applied on the basis of the net asset value of your account on a portfolio by portfolio rather than a Fund-wide basis, the amount of the charge in a particular instance may be affected by the choice of portfolio(s) for the redemption and whether there have been any exchanges among those portfolios. Consequently, you should consider the advisability of exchanging shares of one portfolio for shares of another portfolio prior to redeeming shares if the exchange would reduce the charge applicable to the redemption.

   Redemptions of shares of each of the Portfolio are deemed to be made first from amounts, if any, to which the charge does not apply. Since no charge is imposed on shares purchased and retained in the Alger Money Market Portfolio, you may wish to consider redeeming those shares, if any, before redeeming shares of the Portfolio. The exchange privilege may be modified or terminated at any time upon notice to shareholders. Please see the Statement of Additional Information for examples of how the contingent deferred sales charge is calculated when shares are exchanged.

Waivers of the Charge

   The contingent deferred sales charge is waived on Systematic Withdrawal Plan payments and on redemptions of shares in connection with certain post-retirement withdrawals from an IRA or other retirement plan or following the death or disability of a shareholder. A shareholder who has redeemed may reinvest all or part of the redemption proceeds within 30 days and receive a pro rata credit for any charge imposed. This privilege may be exercised only once by a shareholder. Reinvestment will not alter any tax payable on the redemption and a loss may not be allowed for tax purposes.

   In addition, no contingent deferred sales charge is imposed on (1) redemptions by (i) employees of Alger Inc. and its affiliates, (ii) IRAs, Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) redemptions by (i) accounts managed by investment advisory affiliates of
Alger  Inc.   that    are     registered    under    the    Investment  Advisers

Act of 1940, as amended, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and (iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) redemptions by directors or trustees of any investment company for which Alger Inc. or any of its affiliates serves as investment adviser or distributor; (4) redemptions of shares held through defined contribution plans; (5) redemptions by an investment company registered under the Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) redemptions by registered investment advisers, banks, trust companies and other financial institutions exercising discretionary authority with respect to the money invested in Fund shares; (7) redemptions by registered investment advisers for their own accounts; (8) redemptions of shares purchased by a Processing Organization, as shareholder of record, on behalf of
(i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the Processing Organization, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; and (9) redemptions of shares purchased by registered representatives of broker-dealers which have entered into Selected Dealer Agreements with Alger Inc., and their spouses, children, siblings and parents. Investors purchasing shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares subject to a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.

                               DIVIDENDS AND TAXES

Dividends

   Dividends and distributions will be automatically reinvested on the payment date in additional shares of the Portfolio at net asset value, unless you elected on the New Account Application to have all dividends and distributions paid in cash. Shares of the Portfolio purchased through reinvestment of dividends and distributions are not subject to the contingent deferred sales charge. Dividends of the Portfolio are declared and paid annually. Distributions of any net realized short-term and long-term capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned.

Taxes

   The Fund intends that the Portfolio separately qualify and elect to be treated each year as a "regulated investment company" for federal income tax purposes. A regulated investment company is not subject to regular income tax on any income or capital gains distributed to its shareholders if it, among other things, distributes at least 90 percent of its investment company taxable income to them within applicable time periods. The Portfolio is treated as a separate taxable entity, with the result that taxable dividends and distributions from the Portfolio reflect only the income and gains, net of losses, of the Portfolio.

   For federal income tax purposes dividends and distributions from the Portfolio are taxable to you whether paid in cash or reinvested in additional shares. You may also be liable for tax on any gain realized upon the redemption or exchange of shares in the Portfolio.

   Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax adviser to assess the federal, state and local tax consequences of investing in the Portfolio. This discussion is not intended to address the tax consequences of an investment by a nonresident alien.

                                   PERFORMANCE

   All performance figures are based on historical earnings and are not intended to indicate future performance. Further information about the Portfolio's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund.

   The Portfolio may include quotations of "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5, and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be calculated either with or without the effect of the contingent deferred sales charge to which the Portfolio's shares are subject and may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The Statement of Additional Information further describes the method used to determine the yields and total return figures. Current yield and/or total return quotations may be obtained by contacting the Fund.

   No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information or the Fund's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                             ---------------------

Investment Manager:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

Transfer Agent:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

Auditors:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105


                                 THE|
                               ALGER| Meeting the challenge
                                FUND| of investing


                          Alger MidCap Growth Portfolio



                         PROSPECTUS| February    , 1996

STATEMENT OF
ADDITIONAL INFORMATION                                      February  , 1996
----------------------
                              THE| 75 Maiden Lane
                            ALGER| New York, New York 10038
                             FUND| (800)992-Fund (992-3863)

================================================================================
    The Alger Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers interests in the following six portfolios (the "Portfolios"):

                            o Alger Money Market Portfolio
                            o Alger Balanced Portfolio
                            o Alger Growth Portfolio
                            o Alger MidCap Growth Portfolio
                            o Alger Small Capitalization Portfolio
                            o Alger Capital Appreciation Portfolio

    This Statement of Additional Information is not a Prospectus. This document contains additional information about The Alger Fund and supplements information in the Prospectus dated April 18, 1995. It should be read together with the Prospectus which may be obtained free of charge by writing or calling the Fund at the address or toll-free number shown above.

                                    CONTENTS

Investment Objectives and Policies ........................................    2
Net Asset Value ...........................................................   10
Purchases .................................................................   11
Redemptions ...............................................................   12
Exchanges .................................................................   14
Management ................................................................   15
Taxes .....................................................................   17
Custodian and Transfer Agent ..............................................   18
Certain Shareholders ......................................................   18
Organization ..............................................................   20
Determination of Performance ..............................................   20
Financial Statements ......................................................  F-1
Appendix ..................................................................  A-1


A1345

INVESTMENT OBJECTIVES AND POLICIES

Certain Securities and Investment Techniques

The Prospectus discusses the investment objectives of each Portfolio and the policies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

U.S. Government Obligations

Bills, notes, bonds, and other debt securities issued by the U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. Government Agency Securities

These securities are issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Federal Housing Administration and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury; and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Bank Obligations

These are certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

The Portfolios will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and
(iii) in the case of foreign banks, the security is, in the opinion of the Fund's investment manager, of an investment quality comparable to other debt securities which may be purchased by the Portfolios. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Foreign Bank Obligations

Investments by the Portfolios in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.

Short-term Corporate Debt Securities

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

Commercial Paper

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

Variable Rate Master Demand Notes

These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Fred Alger Management, Inc. ("Alger Management") that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note defaulted on its payment obligations, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Repurchase Agreements

Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period. Repurchase agreements may be seen to be loans by the Portfolio collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management, acting under the supervision of the Fund's Board of Trustees, reviews the credit worthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

Reverse Repurchase Agreements (Alger Money
Market Portfolio and Alger Balanced Portfolio)

Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Portfolio would assume the role of seller/borrower in the transaction. The Portfolio will maintain segregated accounts with the Fund's custodian consisting of U.S. Government securities, cash or money market instruments that at all times are in an amount equal to their obligations under reverse repurchase agreements. The Portfolio will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. Under the Investment Company Act of 1940, as amended (the "Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Portfolio will limit its investments in reverse repurchase agreements and other borrowings to no more than one-third of its total assets.

Firm Commitment Agreements and
When-Issued Purchases (Alger Money Market
Portfolio and the Alger Balanced Portfolio)

Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When the Portfolio purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. The Portfolio will not use these transactions for leveraging purposes and, accordingly, will segregate with the Fund's custodian cash or high quality money market instruments in an amount sufficient at all times to meet its purchase obligations under these agreements.

Warrants and Rights

Each Portfolio may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.

Restricted Securities

Each Portfolio may invest in restricted securities issued under Rule 144A of the Securities Act of 1933. In adopting Rule 144A, the Securities and Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. Examples of factors that the Fund's Board of Trustees will take into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). In accordance with Rule 144A, the Board has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board's oversight and review. Because institutional trading in restricted securities is relatively new, it is not possible to predict how institutional markets will develop. If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund's Portfolio could be adversely affected.

Short Sales

Each Portfolio other than the Alger Money Market Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

Lending of Portfolio Securities

Each Portfolio may lend securities to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Alger Management or its affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (a) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower;
(b) the borrower must increase this collateral whenever the market value of the securities including accrued interest exceeds the value of the collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. A Portfolio bears a risk of loss in the event that the other party to a stock loan transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

Foreign Securities

Each Portfolio other than the Alger Money Market Portfolio may invest up to 20% of the value of its total assets in foreign securities (not including American Depositary Receipts ("ADRs")). Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Portfolio by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.

Options (Alger Capital Appreciation Portfolio)

A call option is a contract that gives the holder of the option the right to buy from the writer (seller) of the call option, in return for a premium paid, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

A call option is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities or other high grade short-term obligations in a segregated account held with its custodian. A put option is "covered" if the Portfolio maintains cash or other high grade short-term obligations with a value equal to the exercise price in a segregated account held with its custodian, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. Similarly, if the Portfolio is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Portfolio so desires.

The Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Portfolio would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If the Portfolio, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or otherwise covers the position.

In addition to options on securities, the Portfolio may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Portfolio is obligated, in return for the premium received, to make delivery of this amount. The Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase these options unless Alger

Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

Price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and will depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management may be forced to liquidate portfolio securities to meet settlement obligations.

The Portfolio has qualified and intends to continue to qualify as a "Regulated Investment Company" under the Internal Revenue Code. One requirement for such qualification is that the Portfolio must derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months. Therefore, the Portfolio may be limited in its ability to engage in options transactions.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to the Portfolio's writing of put and call options, there can be no assurance that the Portfolio will succeed in any option-writing program it undertakes.

Stock Index Futures and Options on Stock
Index Futures (Alger Capital Appreciation
Portfolio)

Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the net cash amount called for in the contract at a specific future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, the Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with considerations also given to liquidity. While incidental to its securities activities, the Portfolio may use index futures as a substitute for a comparable market position in the underlying securities.

The risk of imperfect correlation increases as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. The Portfolio will sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or that there will be correlation between price movements in the options on stock index futures and price movements in the Portfolio's securities which are the subject of the hedge. In addition, the Portfolio's purchase of such options will be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

The Portfolio's use of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

Investment Restrictions

The investment restrictions numbered 1 through 12 below have been adopted by the Fund with respect to each of the Portfolios as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Act"), a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a Fund meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50 percent of the outstanding shares. A fundamental policy affecting a particular Portfolio may not be changed without the vote of a majority of the outstanding voting securities of the affected Portfolio. Investment restrictions 13 through 19 may be changed by vote of a majority of the Fund's Board of Trustees at any time.

The investment policies adopted by the Fund prohibit each Portfolio from:

1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than five percent of the value of the Portfolio's total assets would be invested in the securities of the issuer, except that up to 25 percent of the value of the Portfolio's (other than the Alger Money Market Portfolio's) total assets may be invested without regard to this limitation.

2. Purchasing more than 10 percent of the voting securities of any one issuer or more than 10 percent of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

4. Borrowing money, except that (a) all Portfolios other than the Alger Capital Appreciation Portfolio may borrow for temporary or emergency (but not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; (b) the Alger Money Market Portfolio and the Alger Balanced Portfolio may engage in transactions in reverse repurchase agreements; and (c) the Alger Capital Appreciation Portfolio may borrow from banks for investment purposes as set forth in the Prospectus. Whenever borrowings described in (a) exceed five percent of the value of the Portfolio's total assets, the Portfolio other than the Alger Capital Appreciation Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements, the Portfolio will maintain asset coverage of not less than 300 percent with respect to all borrowings.

5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Portfolio's total assets except in connection with borrowings as noted in 4(c) above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

6. Issuing senior securities, except that the Alger

Capital Appreciation Portfolio may borrow from banks for investment purposes so long as the Portfolio maintains the required asset coverage.

7. Underwriting the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

9. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

10. Purchasing any securities that would cause more than 25 percent of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that (a) there shall be no limit on the purchase of U.S. Government securities, and (b) there shall be no limit on the purchase by the Alger Money Market Portfolio of obligations issued by bank and thrift institutions described in the Prospectus and this Statement of Additional Information.

11. Investing in commodities, except that the Alger Capital Appreciation Portfolio may purchase or sell stock index futures contracts and related options thereon if, thereafter, no more than 5 percent of its total assets are invested in margin and premiums.

12. Investing more than 10 percent (15 percent in the case of the Alger Capital Appreciation Portfolio) of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal or contractual restrictions on resale may be purchased by the Alger Money Market Portfolio if they are determined to be liquid, and such purchases would not be subject to the 10 percent limit stated above. The Board of Trustees will in good faith determine the specific types of securities deemed to be liquid and the value of such securities held in the Alger Money Market Portfolio. The Alger Money Market Portfolio will not purchase time deposits maturing in more than seven calendar days and will limit to no more than 10 percent of its assets its investment in time deposits maturing in excess of two business days, together with all other illiquid securities.

13. Purchasing or selling real estate or real estate limited partnerships, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

14. Writing or selling puts, calls, straddles, spreads or combinations thereof, except that the Alger Capital Appreciation Portfolio may invest in options.

15. Investing in oil, gas or other mineral, exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.

16. Purchasing any security if, as a result, the Portfolio would then have more than five percent of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.

17. Making investments for the purpose of exercising control or management.

18. Investing in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed five percent of the value of the Portfolio's net assets, of which not more than two percent of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

19. Purchasing or retaining the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund or Alger Management individually owns more than .5 percent of the outstanding securities of the issuer and together they own beneficially more than five percent of the securities.

As of April 29, 1994, shares of the Alger Growth Portfolio, Alger Small Capitalization Portfolio and Alger MidCap Growth Portfolio were registered for sale in Germany. As long as the Alger Growth Portfolio, Alger Small Capitalization Portfolio and Alger MidCap Growth Portfolio are registered in Germany, these Portfolios may not without prior approval of their shareholders:

   a. Invest in the securities of any other domestic or foreign investment company or investment fund except in connection with a plan of merger or consolidation with or acquisition of substantially all the assets of such other investment company or investment fund;

   b. Purchase or sell real estate or any interest therein, and real estate mortgage loans, except that the Portfolios may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies (other than real estate limited partnerships, real estate investment trusts and real estate funds) that invest in real estate or interests therein;

   c. Borrow money, except for temporary or emergency (but not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made;

   d. Pledge, hypothecate, mortgage or otherwise encumber their assets except to secure indebtedness permitted under section c.;

   e. Purchase securities on margin or make short sales; or;

   f. Redeem their securities in kind.

These Portfolios will comply with the more restrictive policies required by the German regulatory authorities, as stated above, as long as such Portfolios are registered in Germany.

Except in the case of the 300 percent limitation set forth in Investment Restriction No. 4, the percentage limitations contained in the foregoing restrictions apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction.

Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Alger Management and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Transactions in equity securities are in many cases effected on U. S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U. S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U. S. Government securities may be purchased directly from the U. S. Treasury or from the issuing agency or instrumentality.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the Securities and Exchange Commission (the "SEC") thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions will be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Portfolio involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Such transactions will be fair and reasonable to the Portfolio's shareholders. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, provided to the Portfolio involved, the other Portfolios and/or other accounts over which Alger Management or its affiliates exercise investment discretion. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter transactions, subject to the requirements of best price and execution. Alger Management's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage and research service. The Fund's Board of Trustees will periodically review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Portfolios. During the fiscal years ended October 31, 1993 and 1994, the Fund paid an aggregate of approximately $592,256 and $765,940, respectively, in commissions to broker-dealers in connection with portfolio transactions, 100% of which was paid to Alger Inc. During the fiscal year ended October 31, 1995, the Fund paid
an aggregate  of  approximately $        in  commissions  to  broker-dealers  in
connection with portfolio transactions of which $       (   %) was paid to Alger
Inc. and $       was paid to other broker-dealers. Alger Inc. does not engage in principal transactions with the Fund and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which include securities traded in the over-the-counter markets, money market investments and most debt securities.


Net Asset Value

The Prospectus discusses the time at which the net asset values of the Portfolios are determined for purposes of sales and redemptions. The New York Stock Exchange is currently open on each Monday through Friday, except (i) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and December 25th and (ii) the preceding Friday when any one of those holidays falls on a Saturday, or the subsequent Monday when any one of those holidays falls on a Sunday. The following is a description of the procedures used by the Fund in valuing the Portfolio's assets.

The assets of the Portfolios other than the Alger Money Market Portfolio are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Fund's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Fund's Board of Trustees.

The valuation of the securities held by the Alger Money Market Portfolio, as well as money market instruments with maturities of 60 days or less held by the other Portfolios, is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

The Alger Money Market Portfolio's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of less than 397 days, as determined in accordance with the provisions of the rule, and invest only in securities determined by Alger Management, acting under the supervision of the Fund's Board of Trustees, to be of high quality with minimal credit risks.

Pursuant to the rule, the Fund's Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the Alger Money Market Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Fund's Board of Trustees, at such intervals as it deems appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

The rule also provides that the extent of any deviation between the Portfolio's net asset value based on available market quotations or market equivalents and $1.00 per share net asset value based on amortized cost must be examined by the Fund's Board of Trustees. In the event the Fund's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule the Fund's Board of Trustees must cause the Portfolio to take such corrective action as the Fund's Board of Trustees regards as necessary and appropriate, including:

selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or paying distributions from capital or capital gains, redeeming shares in kind or establishing net asset value per share by using available market quotations.

Purchases

Shares of the Portfolios are offered continuously by the Fund and are distributed on a best efforts basis by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agreement"). Under the Distribution Agreement, Alger Inc. bears all selling expenses, including the costs of advertising and of printing prospectuses and distributing them to prospective shareholders.

Distribution Plan

To reimburse Alger Inc. for the distribution expenses it bears in respect of the Alger Small Capitalization Portfolio, the Alger MidCap Growth Portfolio, the Alger Growth Portfolio, the Alger Balanced Portfolio and the Alger Capital Appreciation Portfolio, the Fund has adopted an Amended and Restated
Distribution   Plan  (the  "Plan")   pursuant  to  Rule  12b-1  under  the  Act.

Distribution expenses covered under the Plan may include payments made to and expenses of persons who are engaged in, or provide support services in connection with, the distribution of the Portfolio's shares, such as, answering routine telephone inquiries for prospective shareholders; compensation in the form of sales concessions and continuing compensation paid to securities dealers whose customers hold shares of the Portfolio; costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; costs of printing and distributing prospectuses and reports to prospective shareholders of the Portfolio; costs involved in preparing, printing and distributing sales literature for the Portfolio; and costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of the Portfolio that the Fund deems advisable.

It is anticipated that distribution expenses incurred by Alger Inc. during the early years of a Portfolio's operations will exceed the assets of the Portfolio available for reimbursement under the Plan, while it is possible that in later years the converse may be true. Distribution expenses incurred in a year in respect of a Portfolio in excess of contingent deferred sales charges received by Alger Inc. relating to redemptions of shares of the Portfolio during that year and .75 percent of the Portfolio's average daily net assets may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker loan rate may be charged to the applicable Portfolio on any expenses carried forward and those expenses and interest will be reflected as current expenses on the Portfolio's statement of operations for the year in which the amounts become accounting liabilities, which is anticipated to be the year in which these amounts are actually paid. Although the Fund's Board of Trustees may change this policy, it is currently anticipated that payments under the Plan in a year will be applied first to distribution expenses incurred in that year and then, up to the maximum amount permitted under the Plan, to previously incurred but unreimbursed expenses carried forward and interest thereon.

Alger Inc. has acknowledged that payments under the Plan are subject to the approval of the Fund's Board of Trustees and that no Portfolio is contractually obligated to make payments in any amount or at any time, including payments in reimbursement of Alger Inc.for expenses and interest thereon incurred in a prior year.


Under its terms, the Plan remains in effect from year to year, provided such continuance is approved annually by vote of the Fund's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"). The Plan may not be amended to increase materially the amount to be spent for the services provided by Alger Inc. without shareholder approval, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the
Independent Trustees or, with respect to any Portfolio to which the Plan relates, by a vote of a majority of the outstanding voting securities of the Portfolio, on not more than thirty days' written notice to any other party to the Plan. If the Plan is terminated, or not renewed with respect to any one or more Portfolios, it may continue in effect with respect to any Portfolio as to which it has not been terminated, or has been renewed. Alger Inc. will provide to the Board of Trustees quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made. During the fiscal year ended October 31, 1995, the Fund reimbursed $ to Alger Inc. as the Fund's underwriter, under the provisions of the Plan. Alger Inc.'s selling expenses
during that period  totaled $       which  consisted  of $      in printing  and
mailing of prospectuses  and  other  sales  literature to prospective investors;
$       in advertising; $     in compensation to dealers; $      in compensation
to sales personnel;$       in other marketing expenses; and $       in interest,
carrying or other financing charges. If in any month, the costs incurred by Alger Inc. are in excess of the distribution expenses charged to the Portfolios, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of October 31, 1995, such excess carried forward was
approximately $       , $       , $       , $       , $        and $         for
the Alger Growth Portfolio, the Alger Small Capitalization Portfolio, the Alger Income and Growth Portfolio, the Alger Balanced Portfolio, the Alger MidCap Growth Portfolio and the Alger Capital Appreciation Portfolio, respectively. On April 17, 1995, shareholders of the Alger Income and Growth Portfolio approved the liquidation of the Portfolio.


Shareholder Servicing Agreement

Payments under the Shareholder Servicing Agreement are not tied exclusively to the shareholder servicing expenses actually incurred by Alger Inc. and the payments may exceed expenses actually incurred by Alger Inc. The Fund's Board of Trustees evaluates the appropriateness of the Shareholder Servicing Agreement and its payment terms on a continuing basis and in doing so considers all relevant factors, including expenses borne by Alger Inc. and the amounts it receives under the Shareholder Servicing Agreement.

Expenses of the Fund

Each Portfolio will bear its own expenses. Operating expenses for each Portfolio generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. In addition, certain Portfolios may reimburse Alger Inc. for expenses incurred in distributing their shares and may compensate Alger Inc. for servicing shareholder accounts. Fundwide expenses not identifiable to any particular Portfolio will be allocated in a manner deemed fair and equitable by the Board of Trustees. From time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. Alger Management will not be reimbursed for such amounts if such action would violate the provisions of any applicable state securities laws relating to the limitation of the applicable Portfolio's expenses.

Purchases Through Processing Organizations

When shares are purchased this way, the Processing Organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in the Portfolios for shareholders who invest through a Processing Organization will be set by the Processing Organization. Processing Organizations may charge their customers a fee in connection with services offered to customers.

Telepurchase Privilege

The price the shareholder will receive will be the price next computed after the Transfer Agent receives the investment from the shareholder's bank, which is normally two banking days. While there is no charge to shareholders for this service, a charge of $10.00 will be deducted from a shareholder's Fund account in case of insufficient funds. This privilege may be terminated at any time without charge or penalty by the shareholder, the Fund, the Transfer Agent or Alger Inc.

Automatic Investment Plan

While there is no charge to shareholders for this service, a charge of $10.00 will be deducted from a shareholder's Fund account in the case of insufficient funds. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Fund, the Transfer Agent or Alger Inc.

Automatic Exchange Plan

There is no charge to shareholders for this service. A shareholder's Automatic Exchange Plan may be terminated at any time without charge or penalty by the shareholder, the Fund, the Transfer Agent or Alger Inc. The Plan will automatically be terminated if the automatic exchange amount exceeds the Money Market Portfolio balance.

REDEMPTIONS

The right of redemption of shares of a Portfolio may be suspended or the date of payment postponed for more than seven days (a) for any periods during which the New York Stock Exchange (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Portfolio's investments or determination of its net asset value not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

Check Redemption Privilege


Unless investors elect otherwise, checks drawn on jointly-owned accounts will be honored with the signature of either of the joint owners. Shareholders should be aware that use of the check redemption procedure does not give rise to a banking relationship between the shareholder and the Transfer Agent, which will be acting solely as transfer agent for the Portfolio. When a check is presented to the Transfer Agent for payment, the Transfer agent, as the investor's agent, will cause the Fund to redeem a sufficient number of shares from the investor's account to cover the amount of the check.


An investor may expedite a redemption of shares by delivering redemption checks directly to Alger Shareholder Services, Inc., 13th Floor, 30 Montgomery Street, Jersey City, New Jersey, in which case a check issued by the Transfer Agent will be mailed or made available on the next business day. In order for an investor to have a proceeds check mailed or made available at the Transfer Agent, a letter requesting the redemption, or a properly executed stock power form, with the investor's signature guaranteed as described in the Prospectus must be delivered to the Transfer Agent with the redemption check.

Shares for which stock certificates have been issued may not be redeemed by check. An investor's account with the Alger Money Market Portfolio will be reduced by any contingent deferred sales charge applicable to any redemption, including a redemption by check. The check redemption privilege may be modified or terminated at any time by the Fund or by the Transfer Agent.


Redemptions in Kind

The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Trustees of the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Portfolio to make payment of a redemption order wholly or partly in cash, the Portfolio may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Act, pursuant to which a Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.

Certain Waivers of the Contingent Deferred
Sales Charge

The contingent deferred sales change imposed on redemptions of Fund shares will be waived in certain instances, including (a) redemptions of shares held at the time a shareholder dies or becomes disabled, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, and (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 59l/2); (ii) lump-sum or other distributions to a five percent owner of the employer maintaining the plan following attainment of age 70l/2;
(iii) distributions from an Individual Retirement Account ("IRA") or custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, following attainment of age 59l/2; and (iv) a tax-free return of an excess contribution to an IRA. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Reinvestment Privilege

A shareholder who has redeemed shares in the Fund may reinvest all or part of the redemption proceeds in the Fund and receive a credit for any contingent deferred sales charge paid on the redemption, provided the reinvestment is made within 30 days after the redemption. This reinvestment privilege may be exercised only once by a shareholder. Reinvestment will not alter any capital gains tax payable on the redemption and a loss may not be allowed for tax purposes.

Systematic Withdrawal Plan

A systematic withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares of a Portfolio with a value exceeding $10,000 and who wish to receive specific amounts of cash periodically. Withdrawals of at least $50 monthly (but no more than one percent of the value of a shareholder's shares in the Portfolio) may be made under the Withdrawal Plan by redeeming as many shares of the Portfolio as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Portfolio, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Portfolio.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificated form must deposit their share certificates of the Portfolio from which withdrawals will be made with Alger Shareholder Services, Inc., as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are automatically reinvested at net asset value in additional shares of the Portfolio involved. For additional information regarding the Withdrawal Plan, contact the Fund.

Exchanges

For Shareholders Maintaining an Active Account on October 17, 1992. Shares acquired in an exchange are deemed to have been purchased on the date on which the shares given in exchange were purchased; thus, an exchange would not affect the running of the six-year holding period. The contingent deferred sales charge would not apply to an exchange of shares of one of the Alger Small
Capitalization Portfolio, the Alger Midcap Portfolio, the Alger Growth Portfolio, the Alger Balanced Portfolio or the Alger Capital Appreciation Portfolio (collectively, the "Charge Portfolios") for shares of the Alger Money Market Portfolio, but redemptions of shares of that Portfolio acquired by exchange from one or more of the Charge Portfolios are subject to the charge on the same terms as the shares given in exchange. If shares of the Alger Money Market Portfolio are exchanged for shares of any of the Charge Portfolios, any later redemptions of those shares would be subject to the charge based on the period of time since the shares given in exchange were purchased.

The following example illustrates the operation of the contingent deferred sales charge prior to October 17, 1992. Assume that on the first day of year 1 an investor purchases $1,000 of shares of each of the Alger Money Market Portfolio and the Alger Growth Portfolio. The shareholder may at any time redeem the shares of the Alger Money Market Portfolio without imposition of the charge. If in year 3 the shareholder redeems all the shares of the Alger Growth Portfolio purchased in year 1, a charge of three percent of the current net asset value of those shares would be imposed on the redemption. The shareholder could redeem without imposition of the charge any of his shares of that Portfolio that were purchased through reinvestment of dividends and capital gains distributions as well as an amount of shares not exceeding any increase in the net asset value of the $1,000 of shares originally purchased. The shareholder could also at any time exchange the shares of the Alger Growth Portfolio for shares of any other Portfolio without imposition of the charge. If those shares were later redeemed, however, the redemption would be subject to the charge based on the current net asset value of the shares and the period of time since the original purchase payment was made (with adjustments for partial exchanges and redemptions and any accretions in the shareholder's account by reason of increases in net asset value and reinvestment of dividends and capital gains distributions). If the foregoing exchange were made by the shareholder for additional shares of the Alger Money Market Portfolio, any subsequent redemption of shares of that Portfolio would be deemed to have been made first from the $1,000 of shares of the Alger Money Market Portfolio originally purchased in year 1, which are not subject to the charge, and then from the shares acquired in the exchange, which are subject to the charge. If instead the shareholder exchanged the shares of the Alger Money Market Portfolio originally purchased in year 1 for additional shares of the Alger Growth Portfolio (or of the other Charge Portfolios) any later redemption of those shares would be subject to the charge in accordance with the foregoing rules based on the period of time since the original purchase payment was made. Thus, the period of time shares were held in the Alger Money Market Portfolio would be counted toward the six-year holding period.

For New Shareholders Opening an Account after October 17, 1992. Effective October 17, 1992, new shareholders of the Fund are subject to the following terms and conditions regarding the exchange of shares of the Fund's Portfolios. No contingent deferred sales charge is assessed in connection with exchanges at any time. In addition, no charge is imposed on the redemption of reinvested dividends or capital gains distributions or on increases in the net asset value of shares of a Portfolio above purchase payments made with respect to that Portfolio during the six-year holding period. A contingent deferred sales charge is assessed on redemptions of shares of the Charge Portfolios and of shares of the Alger Money Market Portfolio that have been acquired in exchange for shares of a Charge Portfolio, based solely on the period of time the shares are retained in the Charge Portfolio. Thus, the period of time shares are held in the Alger Money Market Portfolio will not be counted towards the six-year holding period.

The following examples illustrate the operation of the contingent deferred sales charge for accounts opened after October 17, 1992: (1) An investor purchases shares of the Alger Growth Portfolio on the first day of year 1 and exchanges those shares for shares of the Alger Money Market Portfolio in year 2. No charge is assessed at the time of the exchange. If in year 4 the shareholder redeems all the shares, a charge of four percent of the current net asset value of those shares would be imposed on the redemption based on the period of time the shares were retained in the Alger Growth Portfolio. The time period during which the shares of the Alger Money Market Portfolio are held is not included when the amount of the charge is calculated. The shareholder could redeem without imposition of the charge any of his shares that were purchased through reinvestment of dividends and capital gains distributions as well as an amount of shares not exceeding any increase in the net asset value of the original purchase. (2) An investor purchase shares of the Alger Money Market Portfolio on the first day of year 1 and exchanges those shares for shares of the Alger Growth Portfolio on the first day of year 2. No charge is assessed at the time of the exchange. If in year 4 the shareholder redeems all the shares, a charge of three percent of the current net asset value of those shares would be imposed on the redemption based on the period of time the shares were retained in the Alger Growth Portfolio. The time period during which the shares of the Alger Money Market Portfolio are held is not included when the amount of the charge is calculated. The shareholder could redeem without imposition of the charge any of his shares that were purchased through reinvestment of dividends and capital gains distributions as well as an amount of shares not exceeding any increase in the net asset value of the original purchase.

MANAGEMENT

Trustees and Officers of the Fund

The names of the Trustees and officers of the Fund, together with information concerning their principal business occupations, are set forth below. Each of the officers of the Fund is also an officer, and each of the Trustees is also a director or Trustee, as the case may be, of Castle Convertible Fund, Inc. ("Castle") and Spectra Fund, Inc. ("Spectra"), registered closed-end investment companies, The Alger American Fund and The Alger Defined Contribution Trust, registered open-end management investment companies, for which Alger Management serves as investment adviser. Fred M. Alger III and David D. Alger are "interested persons" of the Fund, as defined in the Act. Fred M. Alger III and David D. Alger are brothers. Unless otherwise noted, the address of each person named below is 75 Maiden Lane, New York, New York 10038.

Name, Position with
the Fund and Address                   Principal Occupations


Fred M. Alger III                       Chairman of the Board of Alger
    Chairman of the Board               Associates, Inc. ("Associates"), Alger
                                        Inc., Alger Management, Alger
                                        Properties, Inc. ("Properties"), Alger
                                        Shareholder Services, Inc. ("Services"),
                                        Alger Life Insurance Agency, Inc.
                                        ("Agency") and Analysts Resources, Inc.
                                        ("ARI").

David D. Alger                          President and Director of Associates,
    President and Trustee               Alger Management, Alger Inc.,
                                        Properties, Services and Agency;
                                        Executive Vice President and Director of
                                        ARI.

Gregory S. Duch                         Executive Vice President, Treasurer and
  Treasurer                             Director of Alger Management  and
                                        Properties; Executive Vice President and
                                        Treasurer of Associates, Alger  Inc.,
                                        ARI, Services and Agency.

Nanci K. Staple                         Secretary of Associates, Alger
  Secretary                             Management, Alger Inc., Properties,
                                        ARI,Services and Agency.

Name, Position with
the Fund and Address                   Principal Occupations

Arthur M. Dubow                         President of Fourth Estate, Inc.;
  Trustee                               private investor since 1985; Director of
  P.O. Box 969                          Coolidge Investment Corporation;
  Wainscott, NY 11975                   formerly Chairman of the Board of
                                        Institutional Shareholder Services,
                                        Inc.


Stephen E. O'Neil                       Of Counsel to the law firm of  Baker,
  Trustee                               Nelson,  Mishkin  &  Kohler; Private
  460 Park Avenue                       investor since 1981; Director of
  New York, NY 10022                    NovaCare, Inc., Syntro Corporation and
                                        Brown-Forman Corporation; formerly
                                        President and Vice Chairman of City
                                        Investing Company and Director of
                                        Centerre Bancorporation.

Nathan Emile Saint-Amand, M. D.         Medical doctor in private practice.
  Trustee
  2 East 88th Street
  New York, NY 10128

John T. Sargent                         Private investor since 1987;
  Trustee                               Director of River Bank America and
  14 E. 69th Street                     Atlantic Mutual Insurance Co.
  New York, NY 10021


No director, officer or employee of Alger Management or its affiliates will receive any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not a director, officer or employee of Alger Management or its affiliates a quarterly fee of $2,000, which is reduced by the proportion of the meetings not attended by the Trustee during the quarter.


The Fund did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended October 31, 1995. The following table provides compensation amounts paid to Disinterested Trustees of the Fund for the fiscal year ended October 31, 1995.



                                       COMPENSATION TABLE
                                                                       Total Compensation Paid to Trustees from
                                                                        The Alger Defined Contribution Trust,
                                                Aggregate                           The Alger Fund,
                                              Compensation                     The Alger American Fund,
                                                  from                    Castle Convertible Fund, Inc. and
       Name of Person, Position              The Alger Fund                       Spectra Fund, Inc.
       ------------------------             ----------------            ---------------------------------------
       Arthur M. Dubow, Trustee                  $8,000                                 $28,130
       Stephen E. O'Neil, Trustee                $8,000                                 $28,130
       Nathan E. Saint-Amand, Trustee            $8,000                                 $28,130
       John T. Sargent, Trustee                  $8,000                                 $28,130

Investment Manager

Alger Management serves as investment manager to each of the Portfolios pursuant to separate written agreements (the "Management Agreements"). Certain of the services provided by, and the fees paid by the Portfolios to, Alger Management under the Management Agreements are described in the Prospectus. Alger Management pays the salaries of all officers who are employed by both it and the Fund. Alger Management has agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses of the Portfolios. Alger Management prepares semi-annual reports to the SEC and to shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. Alger Management bears all expenses in connection with the performance of its services under the Management Agreements.

Alger Management has agreed that, if in any fiscal year the aggregate expenses of any Portfolio (including fees payable pursuant to its Management Agreement but excluding interest, taxes, brokerage expenses, distribution expenses and if permitted by the relevant state securities commissions, certain other expenses including extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Portfolio, Alger Management will reimburse the Portfolio for that excess expense to the extent required by state law. An expense reimbursement, if any, will be estimated and reconciled daily and paid on a monthly basis. At the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to any Portfolio is 2.5 percent of the Portfolio's first $30 million of average net assets, 2.0 percent of the next $70 million of average net assets and 1.5 percent of the remaining average net assets. However, under this limitation, Alger Management will not be required to reimburse a Portfolio an amount in excess of its management fee earned with respect to that Portfolio.


During the fiscal years ended October 31, 1993, 1994 and 1995, Alger Management earned under the terms of the Management Agreements $632,155, $711,113, and $ , respectively, in respect of the Alger Money Market Portfolio; $2,095,962,
$2,359,000   and  $       ,  respectively,   in  respect  of  the   Alger  Small
Capitalization  Portfolio;   $215,997,   $444,000,  and $        , respectively,
in respect of the Alger Growth  Portfolio;  $15,791,   $26,000,   and $        ,
respectively,  in  respect of the Alger Balanced  Portfolio.  For   the   period
from May 24, 1993 (commencement of operations) through October 31, 1993 and for the fiscal years ended October 31, 1994, and 1995, Alger Management earned $7,896, $92,000, and $ , respectively, under the terms of the Management Agreement in respect of the Alger MidCap Growth Portfolio. For the fiscal years ended October 31, 1994, and 1995, Alger Management earned $17,000 and
$       ,   respectively,  under  the  terms  of  the Management  Agreement   in
respect of the Alger Capital Appreciation Portfolio. Some of these fees, however, were offset in whole or in part by various expense reimbursements and waivers. The expense reimbursements and waivers for the fiscal year ended October 31, 1995 are described in the Notes to the Financial Statements, which appear in this Statement of Additional Information.


Independent Public Accountants

Arthur Andersen LLP serves as independent public accountants for the Fund.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund. Each Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If qualified as a regulated investment company, a Portfolio will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, a Portfolio must, among other things: (1) distribute to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to the Portfolio's business of investing in securities; (3) derive less than 30% of its annual gross income from the sale or other disposition of securities, options, futures or forward contracts held for less than three months; and (4) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio (a) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. Government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Portfolio's total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Portfolio's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Portfolio controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Portfolio may be restricted in the selling of securities held by the Portfolio for less than three months and in the utilization of certain of the investment techniques described above and in the Fund's prospectus. As a regulated investment company, each Portfolio is subject to a non-deductible excise tax of 4% with respect to certain undistributed amounts of income and capital gains during the calendar year. The Fund expects each Portfolio to make additional distributions or change the timing of its distributions so as to avoid the application of this tax. Although the Fund expects each Portfolio to make such distributions as are necessary to avoid the application of this tax, certain of such distributions, if made in January, might be included in the taxable income of shareholders in the year ended in the previous December.

Payments reflecting the dividend income of the Portfolios will not qualify for the dividends-received deduction for corporations if the Portfolio sells the underlying stock before satisfying a 46-day holding period requirement (91 days for certain preferred stock). Dividends-received deductions will be allowed to a corporate shareholder only if similar holding period requirements with respect to shares of the Portfolio have been met.

In general, any gain or loss on the redemption or exchange of Portfolio shares will be long-term capital gain or loss if held by the shareholder for more than one year, and will be short-term capital gain or loss if held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to Portfolio shares, and redeems or exchanges the shares before holding them for more than six months, any loss on the redemption or exchange up to the amount of the distribution will be treated as a long-term capital loss.

Dividends of a Portfolio's investment income and distributions of its short-term capital gains will be taxable as ordinary income. Distributions of long-term capital gains will be taxable as such at the appropriate rate, regardless of the length of time you have held shares of the Portfolio. If you receive a distribution treated as long-term capital gain with respect to Fund shares, and you redeem or exchange the shares before holding them for more than six months, any loss on the redemption or exchange up to the amount of the distribution will be treated as long-term capital loss. Only dividends that reflect a Portfolio's income from certain dividend-paying stocks will be eligible for the federal dividends-received deduction for corporate shareholders. None of the dividends paid by the Alger Money Market Portfolio will be eligible for the dividends-received deduction.

If a Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Portfolio's gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Portfolio may be required to pay dividends based on anticipated earnings and shareholders may receive dividends in an earlier year than would otherwise be the case.

Investors considering buying shares of a Portfolio just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Portfolio shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31 percent "backup withholding tax" with respect to (i) any taxable dividends and distributions and (ii) any proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The 31 percent backup withholding tax is not an additional tax and may be credited against a shareholder's regular federal income tax liability.

CUSTODIAN AND TRANSFER AGENT

NatWest Bank N.A., 10 Exchange Place, Jersey City, New Jersey 07302, serves as custodian for the Fund pursuant to a custodian agreement under which it holds the Portfolios' assets. Alger Shareholder Services, Inc., 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the fund pursuant to a transfer agency agreement. Under the transfer agency agreement Alger Shareholder Services, Inc. processes purchases and redemptions of shares of the Portfolio, maintains the shareholder account records for each Portfolio, handles certain communications between shareholders and the Fund and distributes any dividends and distributions payable by the Fund.

CERTAIN SHAREHOLDERS


Set forth below is certain information regarding significant shareholders of the Portfolios. In the aggregate, Alger Management (a New York corporation), Alger Inc. (a Delaware corporation), Associates (a Delaware corporation), Fred M. Alger III and David D. Alger owned beneficially or of record % of the shares of the Alger Balanced Portfolio and % of the shares of the Alger Capital

Appreciation Portfolio at January 31, 1996. Alger Management is a wholly owned subsidiary of Alger Inc., which in turn is a wholly owned subsidiary of Associates. Fred M. Alger III and David D. Alger are the majority shareholders of Associates and may be deemed to control that company and its subsidiaries. As a result of these securities holdings, these persons and companies individually and jointly may be deemed to control certain of the Portfolios, which may have the effect of proportionately diminishing the voting power of other shareholders of these Portfolios. It can be expected, however, that this effect will diminish as investors other than those identified above purchase additional shares of the Portfolios.

The following table contains information regarding persons who own beneficially or of record five percent or more of the shares of any Portfolio. Unless otherwise noted, the address of each owner is 75 Maiden Lane, New York, New York 10038. All holdings are expressed as a percentage of a Portfolio's outstanding shares as of January 31, 1996 and record and beneficial holdings are in each instance denoted as follows: record/beneficial.



                                                                                         Alger
                                                                           Alger         Small          Alger
                                             Alger          Alger         MidCap       Capital-        Capital
                                           Balanced        Growth         Growth        ization     Appreciation
                                           Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                           (Record/       (Record/       (Record/      (Record/       (Record/
                                          Beneficial)    Beneficial)    Beneficial)   Beneficial)    Beneficial)
                                          -----------    -----------    -----------   -----------    -----------

Alger Management                              */*            */*           %/ %           */*            */*

Alger Associates
30 Montgomery Street
Jersey City, NJ 07302                        %/ %            */*           %/ %           */*           %/ %


R. W. Claxton, Inc.
4000 Massachusetts Ave, N.W.
Washington, D.C. 20016                       %/ %            */*            */*           */*            */*


Mac & Co.
Mellon Bank NA
Mutual Funds
P.O. Box 320
Pittsburgh, PA 15230-0320                     */*           %/ %            */*           */*            */*

Merrill Lynch Tr Co
Ttee fbo Qualified
Retirement Plans
265 Davidson Avenue
Somerset, NJ 08873                            */*           %/ %            */*           */*            */*


Charles Schwab & Co., Inc.
Special Custody Account
Att. Mutual Funds
101 Montgomery St.
San Francisco, CA 94101                       */*            */*           %/ %           */*            */*


Union Bank Ttee San
Diego Gas & Elec Co
Savings Plan Trust
P.O. Box 109/Mutual Fds
San Diego, CA 92112                           */*            */*            */*           /*             */*


Officers & Trustees
as a Group                                    */*            */*            */*           */*            */*

--------------
* Indicates shareholder owns less than 5% of the Portfolio's shares.

ORGANIZATION

The Fund has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated March 20, 1986 (the "Trust Agreement"). The Alger Money Market Portfolio, Alger Small Capitalization Portfolio and Alger Growth Portfolio commenced operations on November 11, 1986. The Alger Balanced Portfolio commenced operations on June 1, 1992, the Alger MidCap Growth Portfolio commenced operations on May 24, 1993 and the Alger Capital Appreciation Portfolio commenced operations on November 1, 1993. Prior to March 27, 1995 the Alger Capital Appreciation Portfolio was known as the Alger Leveraged AllCap Portfolio. The word "Alger" in the Fund's name has been adopted pursuant to a provision contained in the Agreement and Declaration of Trust. Under that provision, Alger Management may terminate the Fund's license to use the word "Alger" in its name when Alger Management ceases to act as the Fund's investment manager.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, except with respect to the election of Trustees and the ratification of the selection of independent accountants. In the interest of economy and convenience, certificates representing shares of a Portfolio are physically issued only upon specific written request of a shareholder.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Fund's outstanding shares.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Fund believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

DETERMINATION OF PERFORMANCE

Money Market Portfolio

The Alger Money Market Portfolio's "yield" and "effective yield" described in the Prospectus are calculated according to formulas prescribed by the SEC. The Portfolio's seven-day "yield" is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7). The Portfolio's "effective yield" is computed by compounding the unannualized base period return (calculated as above), by adding one to it, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. When the Alger Money Market Portfolio includes quotations of "yield" and "effective yield" that are based on the income generated by an investment in the Portfolio over a thirty-day, or one month, period, it will calculate the "yield" and "effective yield" in the manner described above except that, in annualizing the "yield" and "effective yield," the formula will be adjusted to reflect the proper period.


For the seven-day period ended October 31, 1995, the annualized yield  was    %,
and the compounded effective yield was    %.


Other Portfolios

The "total return" and "yield" described in the Prospectus as to each of the Portfolios, other than the Alger Money Market Portfolio, are also computed according to formulas prescribed by the SEC. These performance figures are calculated in the following manner:

A. Total Return--A Portfolio's average annual total return described in the Prospectus is computed according to the following formula:

                                  P(1+T)^n=ERV

Where:   P = a hypothetical initial payment of $1,000

         T = average annual total return

         n = number of years

       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5 and 10 year periods (or fractional portion thereof);

The average annual total returns for the Portfolios, other than the Money Market Portfolio, for the periods indicated below were as follows:


                                                     Period
                                            Five      from
                                           Years    Inception
                            Year-Ended     Ended     through
                             10/31/95    10/31/95   10/31/95
                             --------    --------   --------

Alger Small Capitalization          %           %          %
  Portfolio*

Alger Growth Portfolio*

Alger Balanced Portfolio**

Alger MidCap Growth
  Portfolio***

Alger Capital Appreciation
  Portfolio+


   *  Commenced operations on November 11, 1986.

  **  Commenced operations on June 1, 1992.

 ***  Commenced operations on May 24, 1993.

   +  Commenced operations on November 1, 1993.

B. Yield--a Portfolio's net annualized yield described in the Prospectus is computed according to the following formula:

               YIELD = 2[(((a-b)/cd)+1)^6-1]

Where:    a = dividends and interest earned during the period.
          b = expenses accrued for the period (net of reimbursements).

          c = The average daily number of shares  outstanding  during the period that were  entitled to receive  dividends.
          d = the  maximum  offering
              price per share on the last day of the period.

In General

Current performance information for the Portfolios may be obtained by calling the Fund at the telephone number provided on the cover page of this Statement of Additional Information. A Portfolio's quoted performance may not be indicative of future performance. A Portfolio's performance will depend upon factors such as the Portfolio's expenses and the types and maturities of instruments held by the Portfolio.

From time to time, advertisements or reports to shareholders may compare the yield or performance of a Portfolio to that of other mutual funds with a similar investment objective. The yield of the Alger Money Market Portfolio might be compared with, for example, averages compiled by IBC/Donoghue's Money Fund Report, a widely recognized, independent publication that monitors the performance of money market mutual funds. The yield of the Alger Money Market Portfolio might also be compared with the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Similarly, the performance of the other Portfolios, for example, might be compared to rankings prepared by Lipper Analytical Services Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as to various unmanaged indices, such as the S&P 500, the Wilshire Small Company Growth Index, the Lehman Government/Corporate Bond Index or the S&P MidCap 400 Index . In addition, evaluations of the Portfolios published by nationally recognized ranking services or articles regarding performance, rankings and other Portfolio characteristics may appear in national publications including, but not limited to, Barron's, Business Week, Forbes, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Money, Morningstar, The New York Times, USA Today and The Wall Street Journal and may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of such Portfolio's performance for any future period.

APPENDIX

    Description of the highest commercial paper, bond and other short and long term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), "Fitch" Investors Service, Inc. ("Fitch") and Duff and Phelps, Inc.("Duff").

Commercial Paper and Short-term Ratings

    The designation A-l by S&P indicates that the degree of safety reading timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-l.

    The rating Prime-l (P-l) is the highest commercial paper rating assigned by Moody's. Issuers of P-l paper must have a superior capacity for repayment of short term promissory obligations and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    The rating Fitch-l (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-l is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-l is the highest commercial paper rating assigned by Duff. Paper rated Duff-l is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

Bond and Long-term Ratings

    Bonds rated AA by S&P are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    S&P's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.

    Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess

APPENDIX
(contiued)

many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

    Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

   Bonds rated Duff-l are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

Investment Manager:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

--------------------------------------------------------------------------------
Distributor:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

--------------------------------------------------------------------------------
Transfer Agent:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

--------------------------------------------------------------------------------
Independent Public Accountants:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

--------------------------------------------------------------------------------

================================================================================
  THE|
ALGER| Meeting the challenge
 FUND| of investing




    Statement|
of Additional| February  , 1996
  Information|

================================================================================

                                     PART C

                                OTHER INFORMATION



Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

               (1)  Financial Statements included in Part A:

                           Condensed Financial Information

               (2)  Financial Statements included in Part B:

                    (i)    Report of Independent Accountants;


                    (ii) Financial Statements as of October 31, 1995 and for the period then ended.



          (b)  Exhibits:

  Exhibit No.              Description of Exhibit
  -----------              ----------------------

     1(a)      Agreement and Declaration of Trust (1)

     1(b) Certificate of Designation relating to the Alger High Yield Portfolio (3)

     1(c) Certificate of Designation relating to the Alger Income and Growth Portfolio (3)

     1(d)      Certificate of Designation relating to the Alger Balanced
               Portfolio (8)

     1(e) Certificate of Designation relating to the Alger MidCap Growth Portfolio (9)

     1(f) Certificate of Designation relating to the Alger Leveraged AllCap Portfolio (10)

     2         By-laws of Registrant (1)

     3         Not applicable

     4         Specimen Share Certificates (3)

  Exhibit No.              Description of Exhibit
  -----------              ----------------------

     4(a)      Specimen Share Certificate for the Alger Balanced Portfolio (8)

     4(b)      Specimen Share Certificate for the Alger MidCap Growth
               Portfolio (9)

     4(c)      Specimen Share Certificate for the Alger Leveraged AllCap
               Portfolio (10)

     5         Investment Management Agreements (6)

     5(a)      Investment Management Agreement for the Alger Balanced
               Portfolio (8)

     5(b) Investment Management Agreement for the Alger MidCap Growth Portfolio (9)

     5(c) Investment Management Agreement for the Alger Leveraged AllCap Portfolio (11)

     6(a)      Distribution Agreement (6)

     6(b)      Selected Dealer and Shareholder Servicing Agreement (4)

     7         Not applicable

     8         Custody Agreement (7)

     9         Not applicable

    10         Opinion and Consent of Willkie Farr & Gallagher (3)

    10(a)      Opinion and Consent of Sullivan & Worcester (8)

    11         Consent of Arthur Andersen LLP

    12         Not applicable

    13         Form of Subscription Agreement (2)

    13(a)      Purchase Agreement for theAlger Balanced Portfolio (8)

    13(b)      Purchase Agreement for the Alger MidCap Growth Portfolio (9)

    13(c)      Purchase Agreement for the Alger Leveraged AllCap Portfolio (11)

    14         Retirement Plans (5)

  Exhibit No.              Description of Exhibit
  -----------              ----------------------

    15         Plan of Distribution (2)

    16 Schedule for computation of performance quotations provided in the Statement of Additional Information



----------

(1) Incorporated by reference to Registrant's Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "SEC") on April 18, 1986.

(2)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  1  to  the
     Registration Statement filed with the SEC on October 14, 1986.

(3)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  2  to  the
     Registration   Statement   filed  with  the  SEC  on   November   3,  1986.
     ("Pre-Effective Amendment No. 2").

(4) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement filed with the SEC on May 7, 1987.

(5)  Incorporated by reference to Exhibit No. 12 to Pre-Effective  Amendment No.
     2.

(6) Incorporated by reference to Post-Effective Amendment No. 4 filed with the SEC on February 28, 1989.

(7) Incorporated by reference to Post-Effective Amendment No. 5 filed with the SEC on February 2, 1990.

(8) Incorporated by reference to Post-Effective Amendment No. 8 filed with the SEC on April 3, 1992.

(9) Incorporated by reference to Post-Effective Amendment No. 10 filed with the SEC on March 24, 1993.

(10) Incorporated by reference to Post-Effective Amendment No. 11 filed with the SEC on August 31, 1993.

(11) Incorporated by reference to Post-Effective Amendment No. 12 filed with the SEC on October 29, 1993.

Item 25.   Persons Controlled by or Under Common Control with Registrant

                    None.


Item 26.   Number of Holders of Securities


     Set forth below is information regarding the number of record holders of each class of Registrant's securities as of November 30, 1995.


             Title or Class                       Number of Record Holders
             --------------                       ------------------------


      Alger Money Market Portfolio                          15,334
      Alger Small Capitalization Portfolio                  38,134
      Alger Growth Portfolio                                14,190
      Alger Balanced Portfolio                               1,105
      Alger Midcap Growth Portfolio                          7,051
      Alger Capital Appreciation Portfolio                   6,964



Item 27.   Indemnification

     Under Section 8.4 of Registrant's Agreement and Declaration of Trust, any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or Trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise[hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined , in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances, or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 28.   Business and Other Connections of Investment Adviser

     Alger Management, which serves as investment manager to Registrant, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management presently serves as investment adviser to two closed-end investment companies and to two other open-end investment companies. The list required by this Item 28 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Alger Management during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Alger Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-06709).


Item 29.   Principal Underwriter

     (a) Alger Inc. acts as principal underwriter for Registrant, The Alger American Fund and The Alger Defined Contribution Trust and has acted as subscription agent for Castle Convertible Fund, Inc. and Spectra Fund, Inc.

     (b) The information required by this Item 29 with respect to each director, officer or partner of Alger Inc. is incorporated by reference to Schedule A of Form BD filed by Alger Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-6423).

     (c) Not applicable.



Item 30.   Location of Accounts and Records

     All accounts and records of Registrant are maintained by Mr. Gregory S. Duch, Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302.

Item 31.   Management Services

           Not applicable.



Item 32.   Undertakings

     (a)  Not applicable.

     (b)  Not applicable.

     (c)  Registrant  hereby  undertakes  to provide its annual  report  without
          charge  to  any   recipient  of  its   Prospectus   who  requests  the
          information.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that this Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 20th day of December, 1995.


                                           THE ALGER FUND

                                           By: /s/  David D. Alger
                                              ------------------------------
                                               David D. Alger, President


ATTEST: /s/  Gregory S. Duch
       ------------------------------
        Gregory S. Duch, Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                       Title                    Date


/s/ Fred M. Alger III*           Chairman of the Board        December 20, 1995
------------------------------
Fred M. Alger III

/s/ David D. Alger               President and Trustee        December 20, 1995
------------------------------   (Chief Executive Officer)
David D. Alger

/s/ Gregory S. Duch              Treasurer                    December 20, 1995
------------------------------   (Chief Financial and
Gregory S. Duch                  Accounting Officer)

/s/ Nathan E. Saint-Amand*       Trustee                      December 20, 1995
------------------------------
Nathan E. Saint-Amand

/s/ Stephen E. O'Neil*           Trustee                      December 20, 1995
------------------------------
Stephen E. O'Neil

/s/ Arthur M. Dubow*             Trustee                      December 20, 1995
------------------------------
Arthur M. Dubow

/s/ John T. Sargent*             Trustee                      December 20, 1995
------------------------------
John T. Sargent

* By: /s/ Gregory S. Duch
------------------------------
         Gregory S. Duch
         Attorney-in-Fact

                         Securities Act File No. 33-4959
                    Investment Company Act File No. 811-6880


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A



Registration Statement Under the Securities Act of 1933              [ ]


                  Pre-Effective Amendment No.                        [ ]


                  Post-Effective Amendment No. 19                    [ ]


                                     and/or



Registration Statement Under the Investment Company Act of 1940      [ ]



                           Amendment No. 21                          [ ]



                        (Check appropriate box or boxes)


                                 THE ALGER FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                           --------------------------
                                 E X H I B I T S
                           --------------------------

                                INDEX TO EXHIBITS



Exhibit                                                Page Number in Sequential
  No.                                                         Number System
-------                                                -------------------------


  11     Consent of Arthur Andersen LLP ..........................

  16     Schedule for computation of performance quotations
         tions provided in the Statement of Additional Informa-
         tion ....................................................